As filed with the Securities and Exchange Commission on April 20, 2022
1933 Act File No. 333-150525
1940 Act File No. 811-22201
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.	___	[ ]
Post-Effective Amendment No.	335	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	337	[ X ]
(Check appropriate box or boxes.)
DIREXION SHARES ETF TRUST
(Exact name of Registrant as Specified in Charter)
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (646) 572-3390
Daniel D. O’Neill
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
(Name and Address of Agent for Service)
Copy to:
Angela Brickl	Stacy L. Fuller
Rafferty Asset Management, LLC	K&L Gates LLP
1301 Avenue of the Americas (6th Avenue)	1601 K Street, NW
28th Floor	Washington, DC 20006
New York, NY 10019
It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DIREXION SHARES ETF TRUST
CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet;
Contents of Registration Statement:
Prospectus and Statement of Additional Information for the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF;
Part C of Form N-1A;
Signature Page; and
Exhibit.

Direxion Shares ETF Trust
Prospectus

1301 Avenue of the Americas (6th Avenue), 28th Floor	New York, New York 10019	(866) 476-7523
www.direxion.com
Direxion Coffee Strategy ETF (CFNE)
Direxion Lumber Strategy ETF
Direxion Breakfast Commodities Strategy ETF (BRKY)
Direxion Copper Strategy ETF (CUCU)
Direxion Corn Strategy ETF
Direxion Soybeans Strategy ETF
April 20, 2022
The shares offered in this prospectus (the “Funds”), upon commencement of operations, will be listed and traded on the NYSE Arca, Inc.
There is no assurance that a Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.
These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) or the U.S. Commodity Futures Trading Commission (“CFTC”), nor have the SEC or CFTC passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Section
Direxion Coffee Strategy ETF
Investment Objective
The Direxion Coffee Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P GSCI Coffee Dynamic Roll Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (Operating Services Fees)(1),(2)	0.20%
Total Annual Fund Operating Expenses	0.70%
(1)
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
(2)
Estimated for the Fund's current fiscal year.
Example - This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Index is provided by S&P Dow Jones Indices LLC (the “Index Provider”) and is a commodity index that measures the performance of coffee by investing in monthly coffee futures contracts. The Index utilizes a rolling strategy that targets the largest roll yield to determine the next coffee futures contract month in which the Index will invest to replace the expiring futures contracts by measuring the current shape of the forward curves of coffee futures contract prices and using a systematic methodology to identify the contract months with the largest roll yield using the most liquid of all available contracts. The roll yield is the amount of return generated after the Fund “rolls” its futures contracts. “Rolling” a futures contract means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.”
When the futures curve for coffee is in a general state of contango, the Index will generally include futures contracts months that are further out on the futures curve, with the intention of minimizing the effects of negative roll yields. There may be times when the Fund will roll futures contracts that are in contango. In that case, the Fund will sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in negative roll yield. When the futures curve for coffee is in a general state of backwardation, the Index will generally include nearer-term futures contracts. At times the Fund may roll futures contracts that are in backwardation. When that occurs the Fund will sell the expiring contracts at a higher price and buy longer-dated contracts at a lower price, resulting in positive roll yield. The Index’s roll selection process occurs monthly and a contract eligibility review is conducted annually.
The Fund generally will not invest directly in coffee futures contracts. The Fund expects to gain exposure to coffee futures contracts by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the Subsidiary will hold futures contracts and short-term fixed income investments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest

Direxion Shares ETF Trust Prospectus

in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Subsidiary complies with the provisions related to affiliated transactions with custody. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
As of March 31, 2022, the Index was concentrated in coffee futures contracts.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the instruments held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities or instruments in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts are the most common types of derivatives traded by the Fund.
The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty or clearing
Direxion Shares ETF Trust Prospectus

broker risk, liquidity, valuation and legal restrictions. There may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.
Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the market’s expectation for a futures price movements. The prices of commodity futures contracts may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Additional futures contract prices may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as global pandemics, weather and other natural disasters, changes in supply and production embargoes, tariffs and international economic, political and regulatory developments and changes in speculators’ and/or investors’ demand. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Each of these factors and events could have a significant negative impact on the Fund.
Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Index Provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or pool has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund or pool selling securities or financial instruments at a time when it may be disadvantageous to do so.
The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund or pool will attempt to roll from an expiring futures contract to another contract that the Index Provider believes will generate the greatest yield for the Fund or pool, the Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund or pool when it “rolls” its futures contract positions.
Coffee Commodity Risk — Coffee is an agricultural commodity and a soft commodity. Consequently, in addition to factors affecting commodities generally coffee related investments may be subject to a number of additional factors specific to agricultural commodities and soft commodities, and in particular coffee, that might cause price volatility. These may include, among others: weather conditions, including floods, drought and freezing conditions; changes in government policies; changes in global demand for food; planting decisions; and changes in demand for agricultural products, and in particular coffee, both with end users and as inputs into various industries.
Agriculture Investment Risk — Investments in the agriculture sector are sensitive to the overall condition of the agriculture sector. Economic forces affecting the agricultural sector include changes in agricultural commodity prices, labor costs, and energy and financial markets, as well as government policies and regulations, such as taxes, tariffs, duties, subsidies and import and export restrictions. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the agricultural sector must comply with a broad range of environmental and food safety laws and regulations which could adversely affect the Fund’s investments. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending, as well as change in agricultural commodity prices, can affect the demand for agricultural products, and consequently the value of the Fund’s investments.
Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks.
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Direxion Shares ETF Trust Prospectus

The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index. The Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or the Fund may close.
Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.
Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually
Direxion Shares ETF Trust Prospectus
4

such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.
U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.
Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.
Special Risks of Exchange-Traded Funds
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Management
Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.
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Direxion Shares ETF Trust Prospectus

Portfolio Managers. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Managers	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception	Portfolio Manager
Tony Ng	Since Inception	Portfolio Manager
Purchase and Sale of Fund Shares
The Fund’s individual shares may only be purchased or sold in the secondary market through a broker-dealer or other financial intermediaries at market price rather than at net asset value. The market price of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Shares, which may result in shareholders purchasing or selling the Shares on the secondary market at a market price that is greater than net asset value (a premium) or less than net asset value (a discount). A shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (the “bid-ask spread”) in addition to brokerage commissions. The bid-ask spread may vary over time for Shares based on trading volume and market liquidity. Recent information regarding the Fund Shares such as net asset value, market price, premiums and discounts and bid-ask spreads and related other information is available on the Fund’s website, www.direxion.com/etfs?producttab=performance.
The Fund’s shares are not individually redeemable by the Fund. The Fund will issue and redeem Shares only to Authorized Participants in exchange for cash or a deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 25,000 Shares.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains. Those distributions will be subject to federal income tax and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions or investments made through tax-deferred arrangements may be taxed later upon withdrawal. Distributions by the Fund may be significantly higher than those of most other ETFs.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Index Information
The “S&P GSCI Coffee Dynamic Roll Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P GSCI Coffee Dynamic Roll Index.
Direxion Shares ETF Trust Prospectus
6

Direxion Lumber Strategy ETF
Investment Objective
The Direxion Lumber Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P GSCI Lumber Dynamic Roll Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (Operating Services Fees)(1),(2)	0.20%
Total Annual Fund Operating Expenses	0.70%
(1)
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
(2)
Estimated for the Fund's current fiscal year.
Example - This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Index is provided by S&P Dow Jones Indices LLC (the “Index Provider”) and is a commodity index that measures the performance of lumber by investing in monthly lumber futures contracts. The Index utilizes a rolling strategy that targets the largest roll yield to determine the next lumber futures contract month in which the Index will invest to replace the expiring futures contracts by measuring the current shape of the forward curves of lumber futures contract prices and using a systematic methodology to identify the contract months with the largest roll yield using the most liquid of all available contracts. The roll yield is the amount of return generated after the Fund “rolls” its futures contracts. “Rolling” a futures contract means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.”
When the futures curve for lumber is in a general state of contango, the Index will generally include futures contracts months that are further out on the futures curve, with the intention of minimizing the effects of negative roll yields. There may be times when the Fund will roll futures contracts that are in contango. In that case, the Fund will sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in negative roll yield. When the futures curve for lumber is in a general state of backwardation, the Index will generally include nearer-term futures contracts. At times the Fund may roll futures contracts that are in backwardation. When that occurs the Fund will sell the expiring contracts at a higher price and buy longer-dated contracts at a lower price, resulting in positive roll yield. The Index’s roll selection process occurs monthly and a contract eligibility review is conducted annually.
The Fund generally will not invest directly in lumber futures contracts. The Fund expects to gain exposure to lumber futures contracts by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the Subsidiary will hold futures contracts and short-term fixed income investments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Subsidiary complies with the provisions related to affiliated transactions
7
Direxion Shares ETF Trust Prospectus

with custody. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
As of March 31, 2022, the Index was concentrated in lumber futures contracts.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the instruments held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities or instruments in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts are the most common types of derivatives traded by the Fund.
The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty or clearing broker risk, liquidity, valuation and legal restrictions. There may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing
Direxion Shares ETF Trust Prospectus
8

or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.
Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the market’s expectation for a futures price movements. The prices of commodity futures contracts may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Additional futures contract prices may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as global pandemics, weather and other natural disasters, changes in supply and production embargoes, tariffs and international economic, political and regulatory developments and changes in speculators’ and/or investors’ demand. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Each of these factors and events could have a significant negative impact on the Fund.
Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Index Provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or pool has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund or pool selling securities or financial instruments at a time when it may be disadvantageous to do so.
The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund or pool will attempt to roll from an expiring futures contract to another contract that the Index Provider believes will generate the greatest yield for the Fund or pool, the Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund or pool when it “rolls” its futures contract positions.
Lumber Commodity Risk — The market value of lumber-related investments may be affected by numerous factors, including events occurring in nature, international politics, government regulations, competition from other lumber companies (and from companies that make non-wood and engineered wood products) and general economic conditions.
Materials Sector Risk — Companies in the materials sector could be adversely affected by commodity price volatility, exchange rate fluctuations, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be materially affected by depletion of resources, technical progress, labor relations, political and social unrest, and governmental regulations.
Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index. The Fund could liquidate all,
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Direxion Shares ETF Trust Prospectus

or a portion of, its assets, which may be at unfavorable prices or the Fund may close.
Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.
Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets.
Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.
Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which
Direxion Shares ETF Trust Prospectus
10

can cause the price of a commodity to drop substantially from the previous day’s closing price.
Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.
Special Risks of Exchange-Traded Funds
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Management
Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.
Portfolio Managers. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Managers	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception	Portfolio Manager
Tony Ng	Since Inception	Portfolio Manager
Purchase and Sale of Fund Shares
The Fund’s individual shares may only be purchased or sold in the secondary market through a broker-dealer or other financial intermediaries at market price rather than at net asset value. The market price of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Shares, which may result in shareholders purchasing or selling the Shares on the secondary market at a market price that is greater than net asset value (a premium) or less than net asset value (a discount). A shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller
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Direxion Shares ETF Trust Prospectus

is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (the “bid-ask spread”) in addition to brokerage commissions. The bid-ask spread may vary over time for Shares based on trading volume and market liquidity. Recent information regarding the Fund Shares such as net asset value, market price, premiums and discounts and bid-ask spreads and related other information is available on the Fund’s website, www.direxion.com/etfs?producttab=performance.
The Fund’s shares are not individually redeemable by the Fund. The Fund will issue and redeem Shares only to Authorized Participants in exchange for cash or a deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 25,000 Shares.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains. Those distributions will be subject to federal income tax and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions or investments made through tax-deferred arrangements may be taxed later upon withdrawal. Distributions by the Fund may be significantly higher than those of most other ETFs.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Index Information
The “S&P GSCI Lumber Dynamic Roll Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P GSCI Lumber Dynamic Roll Index.
Direxion Shares ETF Trust Prospectus
12

Direxion Breakfast Commodities Strategy ETF
Investment Objective
The Direxion Breakfast Commodities Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (Operating Services Fees)(1),(2)	0.20%
Total Annual Fund Operating Expenses	0.70%
(1)
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
(2)
Estimated for the Fund's current fiscal year.
Example - This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Index is provided by S&P Dow Jones Indices LLC (the “Index Provider”) and measures the performance of tradeable commodities considered to be breakfast foods (corn, coffee, lean hogs, sugar, Chicago wheat and orange juice) (“breakfast commodities”) by investing in monthly futures contracts for such commodities. The Index is world production weighted and designed to reflect the relative significance of each of the commodities to the world economy, except for orange juice is capped at 5%.
The Index utilizes a rolling strategy that targets the largest roll yield to determine the next breakfast commodities futures contract month in which the Index will invest in order to replace expiring futures contracts by measuring the current shape of the forward curves of breakfast commodity futures contract prices and using a systematic methodology to identify the contract months with the largest roll yield using the most liquid of all available contracts. The roll yield is the amount of return generated after the Fund “rolls” its futures contracts. “Rolling” a futures contract means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.”
When the futures curve for various breakfast commodities is in a general state of contango, the Index will generally include futures contracts months that are further out on the futures curve, with the intention of minimizing the effects of negative roll yields. There may be times when the Fund will roll futures contracts that are in contango. In that case, the Fund will sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in negative roll yield. When the futures curve for various breakfast commodities is in a general state of backwardation, the Index will generally include nearer-term futures contracts. At times the Fund may roll futures contracts that are in backwardation. When that occurs the Fund will sell the expiring contracts at a higher price and buy longer-dated contracts at a lower price, resulting in positive roll yield.
At the Index’s inception, the weighting of the Index constituents were: corn (41.22%), coffee (8.06%), lean hogs (13.20%), sugar (11.68%), Chicago wheat (24.52%) and orange juice (1.32%). The Index is rebalanced annually.
The Fund generally will not invest directly in breakfast commodity futures contracts. The Fund expects to gain exposure to breakfast commodity futures contracts by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the Subsidiary
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Direxion Shares ETF Trust Prospectus

will hold futures contracts and short-term fixed income investments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Subsidiary complies with the provisions related to affiliated transactions with custody. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the instruments held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities or instruments in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts are the most common types of derivatives traded by the Fund.
The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying
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investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty or clearing broker risk, liquidity, valuation and legal restrictions. There may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.
Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the market’s expectation for a futures price movements. The prices of commodity futures contracts may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Additional futures contract prices may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as global pandemics, weather and other natural disasters, changes in supply and production embargoes, tariffs and international economic, political and regulatory developments and changes in speculators’ and/or investors’ demand. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Each of these factors and events could have a significant negative impact on the Fund.
Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Index Provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or pool has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund or pool selling securities or financial instruments at a time when it may be disadvantageous to do so.
The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund or pool will attempt to roll from an expiring futures contract to another contract that the Index Provider believes will generate the greatest yield for the Fund or pool, the Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund or pool when it “rolls” its futures contract positions.
Breakfast Commodities Risk — Breakfast commodities include corn, coffee, lean hogs, sugar, Chicago wheat and orange juice. Breakfast commodities are agricultural commodities and soft commodities. Consequently, in addition to factors affecting commodities generally breakfast commodity-related investments may be subject to a number of additional factors specific to agricultural commodities and soft commodities that might cause price volatility. These may include, among others: weather conditions, including floods, drought and freezing conditions; changes in government policies; changes in global demand for food; planting decisions; and changes in demand for agricultural products both with end users and as inputs into various industries.
Agriculture Investment Risk — Investments in the agriculture sector are sensitive to the overall condition of the agriculture sector. Economic forces affecting the agricultural sector include changes in agricultural commodity prices, labor costs, and energy and financial markets, as well as government policies and regulations, such as taxes, tariffs, duties, subsidies and import and export restrictions. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the agricultural sector must comply with a broad range of environmental and food safety laws and regulations which could adversely affect the Fund’s investments. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending, as well as change in agricultural commodity prices, can affect the demand for agricultural products, and consequently the value of the Fund’s investments.
Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including,
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Direxion Shares ETF Trust Prospectus

but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index. The Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or the Fund may close.
Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.
Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing
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and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.
Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.
Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.
Special Risks of Exchange-Traded Funds
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
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Direxion Shares ETF Trust Prospectus

Management
Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.
Portfolio Managers. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Managers	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception	Portfolio Manager
Tony Ng	Since Inception	Portfolio Manager
Purchase and Sale of Fund Shares
The Fund’s individual shares may only be purchased or sold in the secondary market through a broker-dealer or other financial intermediaries at market price rather than at net asset value. The market price of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Shares, which may result in shareholders purchasing or selling the Shares on the secondary market at a market price that is greater than net asset value (a premium) or less than net asset value (a discount). A shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (the “bid-ask spread”) in addition to brokerage commissions. The bid-ask spread may vary over time for Shares based on trading volume and market liquidity. Recent information regarding the Fund Shares such as net asset value, market price, premiums and discounts and bid-ask spreads and related other information is available on the Fund’s website, www.direxion.com/etfs?producttab=performance.
The Fund’s shares are not individually redeemable by the Fund. The Fund will issue and redeem Shares only to Authorized Participants in exchange for cash or a deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 25,000 Shares.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains. Those distributions will be subject to federal income tax and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions or investments made through tax-deferred arrangements may be taxed later upon withdrawal. Distributions by the Fund may be significantly higher than those of most other ETFs.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Index Information
The “S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index.
Direxion Shares ETF Trust Prospectus
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Direxion Copper Strategy ETF
Investment Objective
The Direxion Copper Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P GSCI Copper Dynamic Roll Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (Operating Services Fees)(1),(2)	0.20%
Total Annual Fund Operating Expenses	0.70%
(1)
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
(2)
Estimated for the Fund's current fiscal year.
Example - This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Index is provided by S&P Dow Jones Indices LLC (the “Index Provider”) and is a commodity index that measures the performance of copper by investing in monthly copper futures contracts. The Index utilizes a rolling strategy that targets the largest roll yield to determine the next copper futures contract month in which the Index will invest to replace the expiring futures contracts by measuring the current shape of the forward curves of copper futures contract prices and using a systematic methodology to identify the contract months with the largest roll yield using the most liquid of all available contracts. The roll yield is the amount of return generated after the Fund “rolls” its futures contracts. “Rolling” a futures contract means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.”
When the futures curve for copper is in a general state of contango, the Index will generally include futures contracts months that are further out on the futures curve, with the intention of minimizing the effects of negative roll yields. There may be times when the Fund will roll futures contracts that are in contango. In that case, the Fund will sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in negative roll yield. When the futures curve for copper is in a general state of backwardation, the Index will generally include nearer-term futures contracts. At times the Fund may roll futures contracts that are in backwardation. When that occurs the Fund will sell the expiring contracts at a higher price and buy longer-dated contracts at a lower price, resulting in positive roll yield. The Index’s roll selection process occurs monthly and a contract eligibility review is conducted annually.
The Fund generally will not invest directly in copper futures contracts. The Fund expects to gain exposure to copper futures contracts by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the Subsidiary will hold futures contracts and short-term fixed income investments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Subsidiary complies with the provisions related to affiliated transactions
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Direxion Shares ETF Trust Prospectus

with custody. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
As of March 31, 2022, the Index was concentrated in copper futures contracts.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the instruments held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities or instruments in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts are the most common types of derivatives traded by the Fund.
The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty or clearing broker risk, liquidity, valuation and legal restrictions. There may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing
Direxion Shares ETF Trust Prospectus
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or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.
Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the market’s expectation for a futures price movements. The prices of commodity futures contracts may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Additional futures contract prices may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as global pandemics, weather and other natural disasters, changes in supply and production embargoes, tariffs and international economic, political and regulatory developments and changes in speculators’ and/or investors’ demand. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Each of these factors and events could have a significant negative impact on the Fund.
Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Index Provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or pool has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund or pool selling securities or financial instruments at a time when it may be disadvantageous to do so.
The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund or pool will attempt to roll from an expiring futures contract to another contract that the Index Provider believes will generate the greatest yield for the Fund or pool, the Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund or pool when it “rolls” its futures contract positions.
Copper Commodity Risk — Copper is an industrial metal. Consequently, in addition to factors affecting commodities generally copper related investments may be subject to a number of additional factors specific to industrial metals, and in particular copper, which might cause price volatility. These may include, among other things: changes in the level of industrial activity using industrial metals, and in particular copper, including the availability of substitutes such as man-made or synthetic substitutes; disruptions in the supply chain, from mining to storage to smelting or refining; adjustments to inventory; variations in production costs, including storage, labor and energy costs; costs associated with regulatory compliance, including environmental regulations; and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.
Metals Investment Risk — Investments in gold, silver, and copper may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal investment held by the Fund could decline, which would materially impact the Fund’s performance.
Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events
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Direxion Shares ETF Trust Prospectus

could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index. The Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or the Fund may close.
Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.
Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States.
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In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.
Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.
Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.
Special Risks of Exchange-Traded Funds
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for
Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Management
Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.
Portfolio Managers. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Managers	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception	Portfolio Manager
Tony Ng	Since Inception	Portfolio Manager
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Direxion Shares ETF Trust Prospectus

Purchase and Sale of Fund Shares
The Fund’s individual shares may only be purchased or sold in the secondary market through a broker-dealer or other financial intermediaries at market price rather than at net asset value. The market price of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Shares, which may result in shareholders purchasing or selling the Shares on the secondary market at a market price that is greater than net asset value (a premium) or less than net asset value (a discount). A shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (the “bid-ask spread”) in addition to brokerage commissions. The bid-ask spread may vary over time for Shares based on trading volume and market liquidity. Recent information regarding the Fund Shares such as net asset value, market price, premiums and discounts and bid-ask spreads and related other information is available on the Fund’s website, www.direxion.com/etfs?producttab=performance.
The Fund’s shares are not individually redeemable by the Fund. The Fund will issue and redeem Shares only to Authorized Participants in exchange for cash or a deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 25,000 Shares.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains. Those distributions will be subject to federal income tax and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions or investments made through tax-deferred arrangements may be taxed later upon withdrawal. Distributions by the Fund may be significantly higher than those of most other ETFs.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Index Information
The “S&P GSCI Copper Dynamic Roll Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P GSCI Copper Dynamic Roll Index.
Direxion Shares ETF Trust Prospectus
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Direxion Corn Strategy ETF
Investment Objective
The Direxion Corn Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P GSCI Corn Dynamic Roll Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (Operating Services Fees)(1),(2)	0.20%
Total Annual Fund Operating Expenses	0.70%
(1)
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
(2)
Estimated for the Fund's current fiscal year.
Example - This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Index is provided by S&P Dow Jones Indices LLC (the “Index Provider”) and is a commodity index that measures the performance of corn by investing in monthly corn futures contracts. The Index utilizes a rolling strategy that targets the largest roll yield to determine the next corn futures contract month in which the Index will invest to replace the expiring futures contracts by measuring the current shape of the forward curves of corn futures contract prices and using a systematic methodology to identify the contract months with the largest roll yield using the most liquid of all available contracts. The roll yield is the amount of return generated after the Fund “rolls” its futures contracts. “Rolling” a futures contract means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.”
When the futures curve for corn is in a general state of contango, the Index will generally include futures contracts months that are further out on the futures curve, with the intention of minimizing the effects of negative roll yields. There may be times when the Fund will roll futures contracts that are in contango. In that case, the Fund will sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in negative roll yield. When the futures curve for corn is in a general state of backwardation, the Index will generally include nearer-term futures contracts. At times the Fund may roll futures contracts that are in backwardation. When that occurs the Fund will sell the expiring contracts at a higher price and buy longer-dated contracts at a lower price, resulting in positive roll yield. The Index’s roll selection process occurs monthly and a contract eligibility review is conducted annually.
The Fund generally will not invest directly in corn futures contracts. The Fund expects to gain exposure to corn futures contracts by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the Subsidiary will hold futures contracts and short-term fixed income investments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Subsidiary complies with the provisions related to affiliated transactions
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Direxion Shares ETF Trust Prospectus

with custody. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
As of March 31, 2022, the Index was concentrated in corn futures contracts.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the instruments held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities or instruments in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts are the most common types of derivatives traded by the Fund.
The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty or clearing broker risk, liquidity, valuation and legal restrictions. There may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing
Direxion Shares ETF Trust Prospectus
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or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.
Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the market’s expectation for a futures price movements. The prices of commodity futures contracts may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Additional futures contract prices may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as global pandemics, weather and other natural disasters, changes in supply and production embargoes, tariffs and international economic, political and regulatory developments and changes in speculators’ and/or investors’ demand. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Each of these factors and events could have a significant negative impact on the Fund.
Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Index Provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or pool has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund or pool selling securities or financial instruments at a time when it may be disadvantageous to do so.
The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund or pool will attempt to roll from an expiring futures contract to another contract that the Index Provider believes will generate the greatest yield for the Fund or pool, the Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund or pool when it “rolls” its futures contract positions.
Corn Commodity Risk — Investing in corn commodities is subject to the risks and hazards of the corn market including fluctuating economic and industry conditions, including but not limited to supply and demand factors such as: crop disease and infestation; transportation difficulties; various planting, growing, or harvesting problems; and severe weather conditions that are difficult to anticipate and which cannot be controlled. Demand for corn in the United States to produce ethanol has also been a significant factor affecting the price of corn. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Corn production is also subject to United States federal, state, and local policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, the availability and competitiveness of feedstocks as raw materials, and industry profitability.
Agriculture Investment Risk — Investments in the agriculture sector are sensitive to the overall condition of the agriculture sector. Economic forces affecting the agricultural sector include changes in agricultural commodity prices, labor costs, and energy and financial markets, as well as government policies and regulations, such as taxes, tariffs, duties, subsidies and import and export restrictions. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the agricultural sector must comply with a broad range of environmental and food safety laws and regulations which could adversely affect the Fund’s investments. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending, as well as change in agricultural commodity prices, can affect the demand for agricultural products, and consequently the value of the Fund’s investments.
Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived
27
Direxion Shares ETF Trust Prospectus

creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index. The Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or the Fund may close.
Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.
Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
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Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.
U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.
Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.
Special Risks of Exchange-Traded Funds
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Management
Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.
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Direxion Shares ETF Trust Prospectus

Portfolio Managers. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Managers	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception	Portfolio Manager
Tony Ng	Since Inception	Portfolio Manager
Purchase and Sale of Fund Shares
The Fund’s individual shares may only be purchased or sold in the secondary market through a broker-dealer or other financial intermediaries at market price rather than at net asset value. The market price of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Shares, which may result in shareholders purchasing or selling the Shares on the secondary market at a market price that is greater than net asset value (a premium) or less than net asset value (a discount). A shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (the “bid-ask spread”) in addition to brokerage commissions. The bid-ask spread may vary over time for Shares based on trading volume and market liquidity. Recent information regarding the Fund Shares such as net asset value, market price, premiums and discounts and bid-ask spreads and related other information is available on the Fund’s website, www.direxion.com/etfs?producttab=performance.
The Fund’s shares are not individually redeemable by the Fund. The Fund will issue and redeem Shares only to Authorized Participants in exchange for cash or a deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 25,000 Shares.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains. Those distributions will be subject to federal income tax and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions or investments made through tax-deferred arrangements may be taxed later upon withdrawal. Distributions by the Fund may be significantly higher than those of most other ETFs.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Index Information
The “S&P GSCI Corn Dynamic Roll Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P GSCI Corn Dynamic Roll Index.
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Direxion Soybeans Strategy ETF
Investment Objective
The Direxion Soybeans Strategy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the S&P GSCI Soybeans Dynamic Roll Index (the “Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses (Operating Services Fees)(1),(2)	0.20%
Total Annual Fund Operating Expenses	0.70%
(1)
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
(2)
Estimated for the Fund's current fiscal year.
Example - This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72	$224
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Index is provided by S&P Dow Jones Indices LLC (the “Index Provider”) and is a commodity index that measures the performance of soybeans by investing in monthly soybeans futures contracts. The Index utilizes a rolling strategy that targets the largest roll yield to determine the next soybeans futures contract month in which the Index will invest to replace the expiring futures contracts by measuring the current shape of the forward curves of soybeans futures contract prices and using a systematic methodology to identify the contract months with the largest roll yield using the most liquid of all available contracts. The roll yield is the amount of return generated after the Fund “rolls” its futures contracts. “Rolling” a futures contract means selling a futures contract as it nears its expiration date and replacing it with a new futures contract that has a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.”
When the futures curve for soybeans is in a general state of contango, the Index will generally include futures contracts months that are further out on the futures curve, with the intention of minimizing the effects of negative roll yields. There may be times when the Fund will roll futures contracts that are in contango. In that case, the Fund will sell the expiring contract at a lower price and buy a longer-dated contract at a higher price, resulting in negative roll yield. When the futures curve for soybeans is in a general state of backwardation, the Index will generally include nearer-term futures contracts. At times the Fund may roll futures contracts that are in backwardation. When that occurs the Fund will sell the expiring contracts at a higher price and buy longer-dated contracts at a lower price, resulting in positive roll yield. The Index’s roll selection process occurs monthly and a contract eligibility review is conducted annually.
The Fund generally will not invest directly in soybeans futures contracts. The Fund expects to gain exposure to soybeans futures contracts by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives and will invest principally in commodity futures and swap contracts, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund’s holdings will generally consist of short-term fixed income investments while the Subsidiary will hold futures contracts and short-term fixed income investments. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary, however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. The Subsidiary complies with the provisions related to affiliated transactions
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Direxion Shares ETF Trust Prospectus

with custody. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.
As of March 31, 2022, the Index was concentrated in soybeans futures contracts.
The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the instruments in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the instruments included in the Index, its weighting of investment exposure to such instruments or industries may be different from that of the Index and it may hold instruments that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.
Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.
Index Correlation Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and, therefore, achieve its investment objective. The Fund may have difficulty achieving its investment objective for many reasons, including fees, expenses (including rebalancing expenses), transaction costs, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, required compliance with the Fund’s exchange listing standards, disruptions or illiquidity in the markets for the instruments held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements and regulatory and tax considerations, which may cause the Fund to hold (or not to hold) certain Index constituents. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective. The Fund may not have investment exposure to all of the constituents of the Index or its weighting of investment exposure to such constituents may be different from that of the Index.
Index Strategy Risk —The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund (the “Index Provider”) that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities or instruments in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements). Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.
Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts are the most common types of derivatives traded by the Fund.
The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty or clearing broker risk, liquidity, valuation and legal restrictions. There may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing
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or other costs associated with using derivatives may also have the effect of lowering the Fund’s return.
Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the market’s expectation for a futures price movements. The prices of commodity futures contracts may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Additional futures contract prices may be affected by changes in overall market movements, volatility of the Index, changes in interest rates, or factors affecting a particular industry or commodity, such as global pandemics, weather and other natural disasters, changes in supply and production embargoes, tariffs and international economic, political and regulatory developments and changes in speculators’ and/or investors’ demand. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Each of these factors and events could have a significant negative impact on the Fund.
Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Index Provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or pool has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund or pool selling securities or financial instruments at a time when it may be disadvantageous to do so.
The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund or pool will attempt to roll from an expiring futures contract to another contract that the Index Provider believes will generate the greatest yield for the Fund or pool, the Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising the Index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on the Fund or pool when it “rolls” its futures contract positions.
Soybean Commodity Risk — Investment in soybean commodities is subject to certain risks including: economic and industry conditions, including but not limited to, supply and demand; policies and regulations that materially affect operations, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability; increased global interest in the production of using soybeans to generate biofuels as an alternative to traditional fossil fuels; and the regulations related to the use of genetically-modified soybeans, including requirements to segregate genetically-modified soybeans and the products generated from them from other soybean products.
Agriculture Investment Risk — Investments in the agriculture sector are sensitive to the overall condition of the agriculture sector. Economic forces affecting the agricultural sector include changes in agricultural commodity prices, labor costs, and energy and financial markets, as well as government policies and regulations, such as taxes, tariffs, duties, subsidies and import and export restrictions. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the agricultural sector must comply with a broad range of environmental and food safety laws and regulations which could adversely affect the Fund’s investments. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending, as well as change in agricultural commodity prices, can affect the demand for agricultural products, and consequently the value of the Fund’s investments.
Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt the securities, swap or futures contract markets and adversely affect global economies, markets and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other
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Direxion Shares ETF Trust Prospectus

public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value, the Fund could seek to limit or suspend purchases of creation units. Under such circumstances, the Fund’s shares could trade at a significant premium or discount to their net asset value or wide bid-ask spreads and the Fund could experience substantial redemptions, which may cause the Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. The Fund may seek to change its investment objective by, for example, seeking to track an alternative index. The Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or the Fund may close.
Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.
Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment, as well as inflation, may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
Gap Risk — The Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.
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U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.
Clearing Broker Risk — Investment in exchange-traded futures contracts may expose the Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with the Index and may incur substantial losses.
Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.
Special Risks of Exchange-Traded Funds
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Fund Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Management
Investment Adviser. Rafferty Asset Management, LLC is the Fund’s investment adviser.
Portfolio Managers. The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
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Direxion Shares ETF Trust Prospectus

Portfolio Managers	Years of Service with the Fund	Primary Title
Paul Brigandi	Since Inception	Portfolio Manager
Tony Ng	Since Inception	Portfolio Manager
Purchase and Sale of Fund Shares
The Fund’s individual shares may only be purchased or sold in the secondary market through a broker-dealer or other financial intermediaries at market price rather than at net asset value. The market price of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for the Shares, which may result in shareholders purchasing or selling the Shares on the secondary market at a market price that is greater than net asset value (a premium) or less than net asset value (a discount). A shareholder may incur costs attributable to the difference between the highest price a buyer is willing to pay for the Fund’s Shares (bid) and the lowest price a seller is willing to accept for the Fund’s Shares (ask) when buying or selling Shares on the secondary market (the “bid-ask spread”) in addition to brokerage commissions. The bid-ask spread may vary over time for Shares based on trading volume and market liquidity. Recent information regarding the Fund Shares such as net asset value, market price, premiums and discounts and bid-ask spreads and related other information is available on the Fund’s website, www.direxion.com/etfs?producttab=performance.
The Fund’s shares are not individually redeemable by the Fund. The Fund will issue and redeem Shares only to Authorized Participants in exchange for cash or a deposit or delivery of a basket of assets (securities and/or cash) in large blocks, known as creation units, each of which is comprised of 25,000 Shares.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains. Those distributions will be subject to federal income tax and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions or investments made through tax-deferred arrangements may be taxed later upon withdrawal. Distributions by the Fund may be significantly higher than those of most other ETFs.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Index Information
The “S&P GSCI Soybeans Dynamic Roll Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P GSCI Soybeans Dynamic Roll Index.
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Overview of the Funds
The Direxion Shares ETF Trust (the “Trust”) is a registered investment company offering a number of separate exchange-traded funds (“ETFs”). This Prospectus describes the ETFs noted below (each a “Fund” and collectively the “Funds”). Rafferty Asset Management, LLC serves as the investment advisor to the Fund ("Rafferty" or the "Adviser").
Each Fund seeks investment results, before fees and expenses, that track the performance of an underlying index as noted below:
Fund	Index
Direxion Coffee Strategy ETF	S&P GSCI Coffee Dynamic Roll Index
Direxion Lumber Strategy ETF	S&P GSCI Lumber Dynamic Roll Index
Direxion Breakfast Commodities Strategy ETF	S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index
Direxion Copper Strategy ETF	S&P GSCI Copper Dynamic Roll Index
Direxion Corn Strategy ETF	S&P GSCI Corn Dynamic Roll Index
Direxion Soybeans Strategy ETF	S&P GSCI Soybeans Dynamic Roll Index
The Funds will invest up to 25% of their total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively, the “Subsidiaries”), as noted below:
Fund	Subsidiary
Direxion Coffee Strategy ETF	Direxion CFS Fund, Ltd
Direxion Lumber Strategy ETF	Direxion LMS Fund, Ltd
Direxion Breakfast Commodities Strategy ETF	Direxion BKT Fund, Ltd
Direxion Copper Strategy ETF	Direxion CPS Fund, Ltd
Direxion Corn Strategy ETF	Direxion CRS Fund, Ltd
Direxion Soybeans Strategy ETF	Direxion SBS Fund, Ltd
When viewed on a consolidated basis, the Subsidiaries are subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as their respective Fund. The Funds, directly and/or indirectly through their Subsidiary, may invest in certain futures and swap contracts, ETFs and other investment companies that provide exposure to commodities and fixed-income securities that include U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity less than 397 days. The Funds’ portfolios are expected to consist principally of securities.
Each Fund’s investment in its Subsidiary may not exceed 25% of the value of its total assets, as measured at the end of the quarter of its taxable year. This limitation is imposed by the Code. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by their respective Fund. The Funds invest in their respective Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiaries may invest principally in commodity futures and swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for each Subsidiary’s derivatives positions. Unlike the Funds, the Subsidiaries may invest without limitation in commodity-linked derivatives, though each Subsidiary, on a consolidated basis, will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to the respective Fund’s transactions in these instruments. To the extent applicable, each Subsidiary is, on a consolidated basis, subject to the same fundamental and non-fundamental investment restrictions as its respective Fund and, in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares described elsewhere in this Prospectus and in the Statement of Additional Information (“SAI”). Each Subsidiary complies with the provisions related to affiliated transactions with custody. The Funds are the sole shareholder of their respective Subsidiary and do not expect shares of their Subsidiary to be offered or sold to other investors.
The Funds are “non-diversified,” meaning that a relatively high percentage of their assets may be invested in a limited number of issuers of securities.
Shares of the Funds (“Shares”), upon commencement of operations, will be listed and traded on the NYSE Arca, Inc. (the “Exchange”), where the market prices for the Shares may be different from the intra-day value of the Shares disseminated by the Exchange and from their net asset value (“NAV”). Unlike conventional mutual funds, Shares are not individually redeemable directly with a Fund. Rather, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 25,000 Shares. Creation Units of each Fund are issued and redeemed in cash and/or in-kind for securities included its underlying index. As a result, retail investors generally will
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Direxion Shares ETF Trust Prospectus

not be able to purchase or redeem Shares directly from, or with, each Fund. Most retail investors will purchase or sell Shares in the secondary market through a broker.
There is no assurance that each Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.
Changes in Investment Objective. Each Fund’s investment objective is not a fundamental policy and may be changed by the Funds' Board of Trustees without shareholder approval.
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Additional Information Regarding Principal Risks
An investment in a Fund entails risks. A Fund may not achieve its investment objective and may decline in value. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs.
It is important that investors closely review and understand all of a Fund’s risks before making an investment. A Fund is not a complete investment program. The table below provides the risks of investing in the Funds. Following the table, each risk is explained.

	Direxion Coffee Strategy ETF	Direxion Lumber Strategy ETF	Direxion Breakfast Commodities Strategy ETF	Direxion Copper Strategy ETF	Direxion Corn Strategy ETF	Direxion Soybeans Strategy ETF
Index Correlation/Tracking Risk	X	X	X	X	X	X
Index Strategy Risk	X	X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X
Commodity-Linked Derivatives Risk	X	X	X	X	X	X
Futures Strategy Risk	X	X	X	X	X	X
Coffee Commodity Risk	X
Lumber Commodity Risk		X
Breakfast Commodities Risk			X
Copper Commodity Risk				X
Corn Commodity Risk					X
Soybeans Commodity Risk						X
Agriculture Investment Risk	X		X		X	X
Materials Sector Risk		X
Metals Investment Risk				X
Counterparty Risk	X	X	X	X	X	X
Cash Transaction Risk	X	X	X	X	X	X
Money Market Instrument Risk	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X
Subsidiary Investment Risk	X	X	X	X	X	X
Interest Rate Risk	X	X	X	X	X	X
Tax Risk	X	X	X	X	X	X
Gap Risk	X	X	X	X	X	X
U.S. Government Securities Risk	X	X	X	X	X	X
Clearing Broker Risk	X	X	X	X	X	X
Early Close/Trading Halt Risk	X	X	X	X	X	X
Non-Diversification Risk	X	X	X	X	X	X
Securities Lending Risk	X	X	X	X	X	X
Special Risks of Exchange-Traded Funds	X	X	X	X	X	X
Index Correlation Risk
There can be no guarantee that a Fund will achieve a high degree of correlation with its investment objective relative to the Index. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with the Index, including fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, accounting standards and significant purchase and redemption activity by Fund shareholders or illiquidity in the markets for the securities or derivatives held by a Fund. A Fund may not have investment exposure to all components of the Index, or its weighting of investment exposure to such components may be different from that of the Index. In addition, a Fund may invest in financial instruments not included in the Index. Activities surrounding index reconstitutions and other index events may hinder a Fund’s ability to meet its investment objective.
Index Strategy Risk
A Fund is linked to an underlying index maintained by a third party provider unaffiliated with a Fund (“Index Provider”) that exercises complete control over the its underlying index. An Index Provider may delay or add a rebalance date, which may adversely impact the performance of a Fund and its correlation to the its underlying index. In addition, there is no guarantee that the methodology used by an Index Provider to identify constituents for an underlying index will achieve its intended result or positive performance. A Fund’s underlying index relies on various sources of information to assess the potential constituents of the its underlying index, including information that may be based upon assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by an Index Provider with respect to the data it uses or the its underlying index’s construction and computation processes. There is
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a heightened risk of unreliable and/or inaccurate data for an underlying index that includes issuers in foreign markets, especially emerging and frontier markets, where the markets and issuers may be subject to less stringent regulation and accounting requirements. An index may underperform other asset classes or similar indices. Errors in underlying index data, underlying index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. Such errors may negatively or positively impact a Fund.
Unusual market conditions may cause an Index Provider to postpone a scheduled rebalance of the underlying index, which could adversely impact its normal or expected composition and performance. For example, if a rebalance is postponed in a time of market volatility, constituents that would otherwise be removed at the rebalance, including due to changes in market capitalizations, issuer credit ratings, or other reasons may remain and adversely impact a Fund’s performance. Similarly, an Index Provider may carry out an ad hoc rebalance of the underlying index at any time, which may adversely impact Fund performance.
Derivatives Risk
A Fund’s investments in derivatives may be considered aggressive and pose risks in addition to, and greater than, those associated with directly investing in securities and other investments, including: 1) the risk that there may be imperfect correlation between the price of the derivative and movement in the prices of the reference assets; 2) credit or counterparty risk on the amount a Fund expects to receive from a counterparty; 3) the risk that securities prices and interest rates will move adversely and a Fund will incur significant losses; 4) the risk that the cost of holding a derivative might exceed its total return; 5) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired; and 6) the use of derivatives may result in larger losses or smaller gains than directly investing in or shorting the underlying securities. Investments in such derivatives may generally be subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of a Fund. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of the amount initially invested. As a result, a Fund may not achieve its investment objective and/or the value of an investment in a Fund may change quickly and without warning. The use of derivatives may also cause a Fund to be subject to additional regulations, which may generate additional Fund expenses.
A Fund may use futures contracts and swaps on components of an underlying indexor the underlying index itself to track the performance of the underlying index. The performance of the futures contract or swap on an underlying commodity component or the underlying index may not track the performance of the underlying index due to fees and other costs associated with a futures contract or swap agreement.
Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering a Fund’s return.
Commodity-Linked Derivatives Risk
The value of a commodity-linked derivative investment is typically based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying index, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.
Futures Strategy Risk
Successful use of futures contracts draws upon an index provider’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund or pool and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) an index provider’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund or pool has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund or pool may have to sell securities at a time when it may be disadvantageous to do so.
As a futures contract approaches its settlement date, a Fund or pool may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although a Fund or pool will attempt to roll from an expiring futures contract to another contract that an index provider believes will generate the greatest yield for a Fund or pool, a Fund or pool nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts to expire trade at a higher price than the next expiring month contract, a situation
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referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, a Fund or pool may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, a Fund or pool may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of a Fund or pool to vary significantly from the total return of other price references, such as the spot price of the commodities comprising an underlying index. In the event of a prolonged period of contango, and absent the impact of rising or falling commodity prices, there could be a significant negative impact on a Fund or pool when it “rolls” its futures contract positions.
Coffee Commodity Risk
Coffee is an agricultural commodity and a soft commodity. Consequently, in addition to factors affecting commodities generally coffee related investments may be subject to a number of additional factors specific to agricultural commodities and soft commodities, and in particular coffee, that might cause price volatility. These may include, among others: weather conditions, including floods, drought and freezing conditions; changes in government policies; changes in global demand for food; planting decisions; and changes in demand for agricultural products, and in particular coffee, both with end users and as inputs into various industries.
Lumber Commodity Risk
The market value of lumber-related investments may be affected by numerous factors, including events occurring in nature, international politics, government regulations, competition from other lumber companies (and from companies that make non-wood and engineered wood products) and general economic conditions.
Breakfast Commodities Risk
Breakfast commodities include corn, coffee, lean hogs, sugar, Chicago wheat and orange juice. Breakfast commodities are agricultural commodities and soft commodities. Consequently, in addition to factors affecting commodities generally breakfast commodity-related investments may be subject to a number of additional factors specific to agricultural commodities and soft commodities that might cause price volatility. These may include, among others: weather conditions, including floods, drought and freezing conditions; changes in government policies; changes in global demand for food; planting decisions; and changes in demand for agricultural products both with end users and as inputs into various industries.
Copper Commodities Risk
Copper is an industrial metal. Consequently, in addition to factors affecting commodities generally copper related investments may be subject to a number of additional factors specific to industrial metals, and in particular copper, which might cause price volatility. These may include, among other things: changes in the level of industrial activity using industrial metals, and in particular copper, including the availability of substitutes such as man-made or synthetic substitutes; disruptions in the supply chain, from mining to storage to smelting or refining; adjustments to inventory; variations in production costs, including storage, labor and energy costs; costs associated with regulatory compliance, including environmental regulations; and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.
Corn Commodities Risk
Investing in corn commodities is subject to the risks and hazards of the corn market including fluctuating economic and industry conditions, including but not limited to supply and demand factors such as: crop disease and infestation; transportation difficulties; various planting, growing, or harvesting problems; and severe weather conditions that are difficult to anticipate and which cannot be controlled. Demand for corn in the United States to produce ethanol has also been a significant factor affecting the price of corn. Additionally, demand for corn is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends.
Corn production is also subject to United States federal, state, and local policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, the availability and competitiveness of feedstocks as raw materials, and industry profitability.
Soybeans Commodity Risk
Investment in soybean commodities is subject to certain risks including: economic and industry conditions, including but not limited to, supply and demand; policies and regulations that materially affect operations, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability; increased global interest in the production of using soybeans to generate biofuels as an alternative to traditional fossil fuels; and the regulations related to the use of genetically-modified soybeans, including requirements to segregate genetically-modified soybeans and the products generated from them from other soybean products.
Agriculture Investment Risk
Investments in the agriculture sector are sensitive to the overall condition of the agriculture sector. Economic forces affecting the agricultural sector include changes in agricultural commodity prices, labor costs, and energy and financial markets, as well as government policies and regulations, such as taxes, tariffs, duties, subsidies and import and export restrictions. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, companies in the agricultural sector must comply with a broad range of environmental and food safety laws
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and regulations which could adversely affect the Fund’s investments. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending, as well as change in agricultural commodity prices, can affect the demand for agricultural products, and consequently the value of the Fund’s investments.
Materials Sector Risk
Companies in the materials sector could be adversely affected by commodity price volatility, exchange rate fluctuations, import controls and increased competition. The production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Companies in the materials sector also are at risk for environmental damage and product liability claims, and may be adversely affected by depletion of resources, technical progress, labor relations, political and social unrest, and governmental regulations.
Metals Investment Risk
Investments in gold, silver, and copper may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal investment held by the Fund could decline, which would materially impact the Fund’s performance.
Counterparty Risk
Counterparty risk is the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations with respect to the amount a Fund expects to receive from a counterparty to a financial instrument entered into by a Fund. Each Fund generally enters into derivatives transactions, such as the swap agreements, with counterparties such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such a contract, or if any collateral posted by the counterparty for the benefit of a Fund is insufficient or there are delays in a Fund’s ability to access such collateral. If the counterparty becomes bankrupt or defaults on its payment obligations to a Fund, it may experience significant delays in obtaining any recovery, may obtain only a limited recovery or obtain no recovery and the value of an investment held by a Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions. European Union rules and regulations intervene when a financial institution is experiencing financial difficulties and could reduce, eliminate, or convert to equity a counterparty’s obligations to a Fund (sometimes referred to as a “bail in”).
A Fund typically enters into transactions with counterparties that present minimal risks based on the Adviser’s assessment of the counterparty’s creditworthiness, or its capacity to meet its financial obligations during the term of the derivative agreement or contract. The Adviser considers factors such as counterparty credit rating among other factors when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which a Fund transacts. Each Fund generally enters into swap agreements or other financial instruments with major, global financial institutions and seeks to mitigate risks by generally requiring that the counterparties for each Fund to post collateral, marked to market daily, in an amount approximately equal to what the counterparty owes a Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above. If a counterparty’s credit ratings decline, a Fund may be subject to a bail-in, as described above.
In addition, a Fund may enter into swap agreements with a limited number of counterparties, which may increase a Fund’s exposure to counterparty credit risk. A Fund does not specifically limit its counterparty risk with respect to any single counterparty. There is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment objective or may decide to change its leveraged investment objective. Additionally, although a counterparty to a centrally cleared swap agreement and/or an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or a clearing organization that is further backed by a group of financial institutions, there may be instances in which a FCM or a clearing organization would fail to perform its obligations, causing significant losses to a Fund.
Cash Transaction Risk
Unlike most ETFs, a Fund currently intends to effect creation and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by a Fund. As such, investment in a Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve a Fund’s investment objective. ETFs generally are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. Because each Fund currently intends to effect redemptions principally for cash, each Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A Fund may recognize a capital gain on these sales that might not have been incurred if such Fund had made a redemption in-kind and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process. Additionally, because the Funds are conducting the portfolio transactions rather than receiving securities in-kind the Funds will incur brokerage commissions and other related expenses thus the Funds’ expenses will
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be higher than funds that utilize in-kind creations and redemptions.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. A Fund is subject to the risk that geopolitical events will disrupt the securities, swap, or futures contract markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on a Fund, its investments and a Fund’s ability to achieve its investment objective.
If a market disruption or similar event occurs, making it not reasonably practicable for a Fund to dispose of its securities or to determine its NAV, a Fund could seek to limit or suspend purchases of creation units. Under such circumstances, a Fund’s shares could trade at a significant premium or discount to their NAV or wide bid-ask spreads and a Fund could experience substantial redemptions, which may cause a Fund to sell portfolio holdings, experience increased transaction costs and make greater taxable distributions. A Fund may seek to change its investment objective by, for example, seeking to track an alternative index. A Fund could liquidate all, or a portion of, its assets, which may be at unfavorable prices or a Fund may close.
Money Market Instrument Risk
Money market instruments, including money market funds, depositary accounts and repurchase agreements may be used for cash management purposes. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may also be subject to credit risks associated with the instruments in which they invest. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.
Subsidiary Investment Risk
Each Fund’s investments in its Subsidiary generally will not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value). This limitation is pursuant to the Code and is measured at each taxable year quarter-end. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by their respective Fund. Each Fund will invest in its Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiaries will invest principally in commodity and financial futures, options and swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Unlike the respective Fund, the Subsidiaries may invest without limitation in commodity-linked derivatives, though the Subsidiaries will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to each Fund’s transactions in these instruments. To the extent applicable, the Subsidiaries otherwise are subject to the same fundamental and non-fundamental investment restrictions as the respective Fund and, in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares, described elsewhere in this Prospectus and in the SAI. By investing in the Subsidiaries, the Funds are indirectly exposed to the risks associated with the respective Subsidiary’s commodity-linked derivatives investments.
The Subsidiaries are not registered with the SEC as investment companies under the 1940 Act, and are not subject to the investor protections of the 1940 Act. As an investor in its respective Subsidiary, the respective Fund does not have the same protections offered to shareholders of registered investment companies.
The Funds and the Subsidiaries may not be able to operate as described in this Prospectus in the event of changes to the laws of the United States or the Cayman Islands. If the laws of the Cayman Islands required the Subsidiaries to pay taxes to a governmental authority, the Funds would be likely to suffer decreased returns.
Interest Rate Risk
Debt securities, and securities that provide exposure to debt securities, have varying levels of sensitivity to changes in interest rates. In addition, a Fund is subject to the risk that interest rates may change and exhibit increased volatility, thus affecting the performance of a Fund. Securities with longer maturities can be more sensitive to interest rate changes. To the extent a Fund’s Index includes a substantial portion of its assets in fixed-income securities with longer-term durations, rising interest rates may cause the value of the Index to decline significantly. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting a Fund’s return.
In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate change may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest
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rates. For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities. The link between interest rates and debt security prices tends to be weaker with lower-rated debt securities than with investment-grade debt securities.
Tax Risk
To qualify as a regulated investment company (“RIC”), a Fund must meet certain requirements concerning the source of its income. A Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” a Fund may cease to qualify as a RIC because a Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject a Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.
Based on the principles underlying private letter rulings previously issued to other taxpayers, a Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of a Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or any gains or distributions made by a Fund.
Gap Risk
A Fund is subject to the risk that a commodity price will change between the periods of trading. Usually such movements occur when there are adverse news announcements, which can cause the price of a commodity to drop substantially from the previous day’s closing price.
U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. A downgrade of the ratings of U.S. government debt obligations could result in higher interest rates for individual and corporate borrowers, cause disruptions in bond markets and have a substantial negative effect on the U.S. economy.
Clearing Broker Risk
Investment in exchange-traded futures contracts may expose a Fund to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, a Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all.
Early Close/Trading Halt Risk
An exchange or market may close or issue trading halts on specific securities or financial instruments, including shares of a Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell investments for its portfolio, may disrupt a Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of a Fund. In addition, a Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with its underlying index and may incur substantial losses.
Non-Diversification Risk
A Fund invests a high percentage of its assets in a limited number of instruments. A Fund’s NAV and total return may fluctuate more, or fall greater, in times of weaker markets than a diversified mutual fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains or losses on a single investment may have a greater impact on a Fund’s NAV and may make a Fund more volatile than more diversified funds.
Securities Lending Risk
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for a Fund. In the event of a large redemption while a Fund has loaned portfolio securities, a Fund may suffer losses (e.g. overdraft fees) if it is unable to recall the securities on loan in time to fulfill the redemption.
Special Risks of Exchange-Traded Funds
Authorized Participants Concentration Risk. A Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to NAV. Authorized Participant concentration risk may be
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heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.
Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to NAV.
Market Price Variance Risk. Shares of a Fund can be bought and sold in the secondary market at market prices rather than at NAV. When Shares trade at a price greater than NAV, they are said to trade at a “premium.” When they trade at a price less than NAV, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of a Fund’s holdings and on the supply and demand for Shares. Because Shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained over the long term. Nevertheless, the market price of Shares may vary significantly from NAV during periods of market volatility. Further, to the extent that exchange specialists, market makers and/or Authorized Participants are unavailable or unable to trade a Fund’s Shares and/or create and redeem Creation Units, bid/ask spreads and premiums or discounts may widen. The exact exposure of an investment in a Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase.
Trading Cost Risk. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of a Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Exchange Trading Risk. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. Extraordinary market volatility can lead to trading halts pursuant to “circuit breaker” rules of the exchange or market. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which they trade, and the listing requirements may be amended from time to time.
Other Risks of the Funds
Commodity Pool Registration Risk
The Funds and the Subsidiaries are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. Compliance with such additional laws, regulations and enforcement policies, may potentially increase compliance costs and may affect the operations and financial performance of the Funds and the Subsidiaries. Additionally, the Subsidiaries' positions in futures contracts may have to be liquidated at disadvantageous times or prices to prevent a Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject a Fund to substantial losses.
Cybersecurity Risk
The increased use of technologies, such as the internet, to conduct business increases the operational, information security and related “cyber” risks both directly to a Fund and through its service providers. Similar types of cyber security risks are also present for issuers of instruments in which a Fund may invest, which could result in material adverse consequences for such issuers. Unlike many other types of risks faced by a Fund, these risks typically are not covered by insurance. Cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents may include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, causing physical damage to computer or network systems, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).
Failures or breaches of the electronic systems of a Fund, a Fund’s advisor, distributor, other service providers, counterparties, securities trading venues, or the issuers of instruments in which a Fund invests have the ability to cause disruptions and negatively impact a Fund’s business operations, potentially resulting in financial losses to a Fund and its shareholders. Cyber attacks may also interfere with the Fund’s calculation of its NAV, result in the submission of erroneous trades or erroneous creation or redemption orders, and could lead to violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. While a Fund has established business continuity plans, there are inherent limitations in such plans, including the possibility that certain risks have not been identified and that prevention and remediation
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efforts will not be successful. Furthermore, a Fund cannot control the cyber security plans and systems of a Fund’s service providers or issuers of instruments in which a Fund invests.
Money Market Instrument Risk
Money market instruments, including money market funds, depositary accounts and repurchase agreements may be used for cash management purposes. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may also be subject to credit risks associated with the instruments in which they invest. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.
Investment Risk
An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.
Regulatory Risk
Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.
Additional legislative or regulatory changes could occur that may materially and adversely affect each Fund. For example, the regulatory environment for derivative instruments in which a Fund may invest is evolving, and changes in the regulation or taxation of derivative instruments may materially and adversely affect the ability of a Fund to pursue its investment objective or strategies. Such legislative or regulatory changes could pose additional risks and result in material adverse consequences to a Fund. There is no guarantee that a Fund will be permitted to continue to indirectly invest in commodity-linked derivatives through its respective Subsidiary.
Valuation Risk
In certain circumstances, such as when the Adviser believes market quotations do not accurately reflect the fair value of an investment, or when a trading halt ends trading in a security or closes an exchange or market early, a holding may be fair valued for the day or for a longer period of time. The fair valuation of the holding may be different from other value determinations of the same holding. Holdings that are valued using techniques other than market quotations, including “fair valued” holdings, may be subject to greater fluctuation in their value form one day to the next than would be the case if market quotations were used. In addition, the price a Fund could receive upon the sale of a holding may differ from a Fund’s valuation of the holding or from the value used by the Index, particularly for holdings that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts or for any other reason.
A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee, will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from a Fund whose Shares you own. Typically, you will receive other services (e.g., average basis information) only if your broker offers these services.
A Precautionary Note to Purchasers of Creation Units. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.
A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (“1940 Act”) each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Section 12(d)(1) restricts investments by investment companies in the securities of other investment companies, including shares of each Fund. Provided, generally, that a Fund’s investments comply with Section 12(d)(1)(A), registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions, including that such investment companies enter into an agreement with a Fund. Any investment
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company considering purchasing Shares of a Fund in amounts that may cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.
A Precautionary Note Regarding Unusual Circumstances. Under certain circumstances, a Fund may postpone payment of redemption proceeds. For information on such potential postponements, see the “Purchases and Redemptions - Suspension or Postponement of Right of Redemption” section of the SAI.
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About Your Investment
Share Price of the Funds
A fund’s share price is known as its NAV. Each Fund’s share price is calculated at 2:30 p.m. Eastern Time (“Valuation Time”), each day the NYSE is open for business (“Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice. Because a Fund is exchange traded, the price an individual shareholder will buy or sell Fund shares at will be based on the market price determined by the secondary market, which may be higher or lower than the NAV of a Fund.
If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. Creation/redemption transaction order time cutoffs would also be accelerated.
The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. Dollar may fluctuate when foreign markets are open but the Fund is not open for business.
The NAV is calculated by dividing a Fund’s net assets by its shares outstanding. In calculating its NAV, each Fund generally values its assets on the basis of market quotations, the last sale or settlement prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Futures contracts will be valued at the settlement price of the contract on the exchange on which it trades. Swap contracts are valued based on the value of the swap contract’s reference asset and are marked-to-market each day NAV is calculated. If such information is not available for a security held by a Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency. Each Fund also relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in a Fund’s portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.
Fair Value Pricing. Portfolio holdings are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation, the Funds' pricing service provides a valuation that in the judgment of the Adviser is not reliable, trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market, the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which a Fund calculates its NAV. Examples of Significant Events may include: (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions. If such Significant Events occur, the Funds may value the instruments at fair value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.
Fair valuations introduce an element of subjectivity to pricing. As a result, the price determined through fair valuation may differ from the price quoted or published by other sources and may not accurately reflect an instrument’s market value when trading resumes. If a reliable market quotation becomes available for an instrument formerly fair valued, Rafferty will normally use that market value in the next calculation of NAV.
Rule 12b-1 Fees
The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund may pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No 12b-1 fees are currently authorized to be paid by a Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Frequent Purchases and Redemptions. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (“Authorized Participant Agreement”) with the principal underwriter and the transfer agent, or purchase through a broker-dealer that has entered into such an agreement. The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of each Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of an Authorized Participant Agreement between the Authorized Participant and the Distributor, and such direct trading between the Fund and Authorized Participants is critical to ensuring
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that the Fund’s shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve a Fund directly and therefore does not cause a Fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, each Fund imposes a Transaction Fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the Fund in connection with the issuance and redemption of Creation Units and may employ fair valuation pricing to minimize potential dilution from market timing. Although each Fund reserves the right to reject any purchase orders, each Fund does not currently impose any trading restrictions on frequent trading or actively monitor for trading abuses. Transaction fees are imposed as set forth in the table in the SAI.
How to Buy and Sell Shares
Each Fund issues and redeems Shares only in large blocks (called “Creation Units”) of 25,000.
Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Individual Shares of each Fund, once listed for trading on the Exchange, can be bought and sold throughout the trading day like other listed securities. The Funds do not require any minimum investment in such secondary market transactions.
When buying or selling Shares through a broker, investors may incur customary brokerage commissions and charges, and may pay some or all of the spread between the bid and the offer prices in the secondary market. In addition, because secondary market transactions occur at market prices, which typically vary from NAV, investors may pay more than NAV when buying Shares, and receive less than NAV when selling Shares.
Share prices are reported in dollars and cents per Share. For information about acquiring or selling Shares through a secondary market purchase, please contact your broker.
The Adviser may pay brokers and other financial intermediaries for educational training programs, the development of technology platforms and reporting systems or other administrative services related to a Fund. Ask your salesperson or visit your financial intermediary’s website for more information.
The Funds’ Exchange trading symbols are as follows:
Fund	Symbol
Direxion Coffee Strategy ETF	CFNE
Direxion Lumber Strategy ETF
Direxion Breakfast Commodities Strategy ETF	BRKY
Direxion Copper Strategy ETF	CUCU
Direxion Corn Strategy ETF
Direxion Soybeans Strategy ETF
Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.
Management of the Funds
Rafferty provides investment management services to the Funds. Rafferty has been managing investment companies since 1997. Rafferty is located at 1301 Avenue of the Americas (6th Avenue), 28th Floor, New York, New York 10019. As of March 31, 2022, the Adviser had approximately $28.6 billion in assets under management.
Pursuant to an Investment Advisory Agreement between the Trust and Rafferty, each Fund pays Rafferty a fee at an annualized rate based on a percentage of each Fund's average daily net assets of 0.50%.
A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the Funds will be included in the Funds' Semi-Annual Report for the period ended April 30, 2022.
Rafferty has entered into an Operating Services Agreement with the Funds. Under this Operating Services Agreement, Rafferty, in exchange for an Operating Services Fee paid to Rafferty by each Fund, has contractually agreed to pay all Fund
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expenses as long as it is advisor of the Funds other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses such as indemnification and litigation or other expenses outside the typical day-to-day operations of the Funds. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
Paul Brigandi and Tony Ng are jointly and primarily responsible for the day-to-day management of the Funds (the “Portfolio Managers”). An investment trading team of Rafferty employees assists the Portfolio Managers in the day-to-day management of the Funds subject to their primary responsibility and oversight. The Portfolio Managers work with the investment trading team to decide the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio trader executes transactions for the Funds consistent with the target allocation. The members of the investment trading team rotate periodically among the various series of the Trust, including the Funds, so that no single individual is assigned to a specific Fund for extended periods of time.
Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004. Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004. Mr. Brigandi is a 2002 graduate of Fordham University.
Mr. Ng has been a Portfolio Manager at Rafferty since April 2006. Mr. Ng was previously a Team Leader in the Trading Assistant Group with Goldman Sachs from 2004 to 2006. He was employed with Deutsche Asset Management from 1998 to 2004. Mr. Ng graduated from State University of New York at Buffalo in 1998.
The Funds' SAI provides additional information about the investment team members’ compensation, other accounts they manage and their ownership of securities in the Funds.
Portfolio Holdings
A Fund’s portfolio holdings are disclosed on the Fund’s website at www.direxion.com each day the Fund is open for business. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.
other service providers
Foreside Fund Services, LLC (“Distributor”) serves as the Funds' distributor. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds' administrator. Bank of New York Mellon (“BNYM”) serves as the Funds' transfer agent, fund accountant, custodian and index receipt agent. BNYM also serves as the custodian for each Fund's Subsidiary. The Distributor is not affiliated with Rafferty, USBFS, or BNYM.
Distributions
Fund Distributions. Each Fund pays out dividends from its net investment income, and distributes any net capital gains, if any, to its shareholders at least annually. Each Fund is authorized to declare and pay capital gain distributions in additional Shares or in cash. A Fund may have extremely high portfolio turnover, which may cause it to generate significant amounts of taxable income. Each Fund will generally need to distribute net short-term capital gain to satisfy certain tax requirements. As a result of the Funds' high portfolio turnover, it could need to make larger and/or more frequent distributions than traditional ETFs.
Dividend Reinvestment Service. Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund. If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market. Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.” To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker. Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.
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Taxes
As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares. The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting a Fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the Funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.
Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account (“IRA”) or 401(k) plan.
Each Fund intends to qualify each taxable year for taxation as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income that is distributed in a timely manner to its shareholders in the form of income dividends or capital gain distributions.
Taxes on Distributions. Dividends from a Fund’s investment company taxable income – generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid – will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares. However, dividends a Fund pays to you that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be taxed to you, if you are an individual, trust, or estate and satisfy those restrictions with respect to your Shares, for federal income tax purposes, at the rates of 15% or 20% for such shareholders with taxable income exceeding certain thresholds (which will be indexed for inflation annually). A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations – subject to similar restrictions; however, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax. Each Fund does not expect to earn a significant amount of income that would qualify for those maximum rates or that deduction.
Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets (“capital gain distributions”), if any, will be taxable to you as long-term capital gains, at the maximum rates mentioned above if you are an individual, trust, or estate, regardless of your holding period for the Shares on which the distributions are paid and regardless of whether they are paid in cash or reinvested in additional Shares. A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests. No Fund expects to earn a significant amount of net capital gain.
Distributions in excess of a Fund’s current and accumulated earnings and profits, if any, first will reduce your adjusted tax basis in your Shares in the Fund and, after that basis is reduced to zero, will constitute capital gain. That capital gain will be long-term capital gain, and thus will be taxed at the maximum rates mentioned above if you are an individual, trust, or estate if the distributions are attributable to Shares you held for more than one year.
Investors should be aware that the price of Shares at any time may reflect the amount of a forthcoming dividend or capital gain distribution, so if they purchase Shares shortly before the record date therefor, they will pay full price for the Shares and receive some part of the purchase price back as a taxable distribution even though it represents a partial return of invested capital.
In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.
Fund distributions to tax-deferred or qualified plans, such as an IRA, retirement plan or pension plan, generally will not be taxable. However, distributions from such plans will be taxable to the individual participant notwithstanding the character of the income earned by the qualified plan. Please consult a tax adviser for a more complete explanation of the federal, state, local and foreign tax consequences of investing in a Fund through such a plan.
Taxes When Shares are Sold. Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum rates (15% or 20%) mentioned above if you are an individual, trust, or estate; otherwise, the gain will be treated as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions, if any, received with respect to those Shares. In addition, all or a portion of any loss recognized on a sale or exchange of
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Shares of a Fund will be disallowed to the extent other Shares of the same Fund are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.
Holders of Creation Units. A person who purchases Shares of a Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received. A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described in the immediately preceding paragraph.
Miscellaneous. Backup Withholding. A Fund must withhold and remit to the U.S. Treasury 24% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.
Additional Tax. An individual must pay a 3.8% federal tax on the lesser of (1) the individual’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including dividends and capital gain distributions a Fund pays and net gains realized on the sale or redemption of Shares), or (2) the excess of the individual’s “modified adjusted gross income” over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers). This tax is in addition to any other taxes due on that income. A similar tax will apply for those years to estates and trusts. Shareholders should consult their own tax advisers regarding the effect, if any, this provision may have on their investment in Fund shares.
Basis Determination. A shareholder who wants to use the average basis method for determining basis in Shares he or she acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic) with the broker through which he or she purchased the Shares. A shareholder who wishes to use a different IRS-acceptable method for basis determination (e.g., a specific identification method) may elect to do so. Fund shareholders are urged to consult with their brokers regarding the application of the basis determination rules to them.
You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.
Non-U.S. Shareholders. “A “non-U.S. shareholder” is an investor that, for federal tax purposes, is a nonresident alien individual, a foreign corporation or a foreign estate or trust. Except where discussed otherwise, the following disclosure assumes that a non-U.S. shareholder’s ownership of Shares is not effectively connected with a trade or business conducted by such non-U.S. shareholder in the United States and does not address non-U.S. shareholders who are present in the United States for 183 days or more during the taxable year. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders should consult their tax advisers with respect to the particular tax consequences to them of an investment in a Fund.
Withholding. Dividends paid by a Fund to non-U.S. shareholders will be subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income (other than “qualified interest income” or “qualified short-term capital gains,” as described below). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN (or substitute form) certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation’s earnings and profits attributable to such dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).
A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate. See the discussion of backup withholding under “Miscellaneous” above.
Exemptions from Withholding. In general, federal income tax will not apply to gain realized on the sale or other disposition of Shares or to any Fund distributions reported as capital gain dividends, short-term capital gain dividends, or interest-related dividends.
“Short-term capital gain dividends” are dividends that are attributable to “qualified short-term gain” a Fund realizes (generally, the excess of a Fund’s net short-term capital gain over long-term capital loss for a taxable year, computed with certain adjustments). “Interest-related dividends” are dividends that are attributable to “qualified net interest income” from U.S. sources. Depending on its circumstances, a Fund may report all, some or none of its potentially eligible dividends as short-term capital gain dividends and interest-related dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. To qualify for the exemption, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the
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payment as a short-term capital gain dividend or an interest-related dividend. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends. As discussed more fully in the Funds' SAI under “Taxes,” the FATCA withholding tax generally can be avoided (a) by an FFI, if it reports certain information regarding direct and indirect ownership of financial accounts U.S. persons hold with the FFI and (b) by an NFFE, if it certifies as such and, in certain circumstances, that (i) it has no substantial U.S. persons as owners or (ii) it does have such owners and reports information relating to them to the withholding agent. The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of Treasury regulations. Non-U.S. shareholders should consult their own tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.
More information about taxes is available in the Funds' SAI.
Additional Information
The Trust enters into contractual arrangements with various parties, which may include, among others, the Funds' investment adviser, custodian, and transfer agent, who provide services to the Funds. Shareholders are not parties to any such contractual arrangements and are not intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this Prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or the Funds and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Index Licensors
S&P Dow Jones Indices. The S&P GSCI Coffee Dynamic Roll Index, S&P GSCI Lumber Dynamic Roll Index, S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index, S&P GSCI Copper Dynamic Roll Index, S&P GSCI Corn Dynamic Roll Index, and the S&P GSCI Soybeans Dynamic Roll Index (the “S&P Indices”) is/are products of S&P Dow Jones Indices LLC (“SPDJI”), and has/have been licensed for use by the Trust. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Trust. The Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF or any member of the public regarding the advisability of investing in securities generally or in the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF particularly or the ability of the S&P Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Trust with respect to the S&P Indices is the licensing of such Index(es) and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P Indices is/are determined, composed and calculated by S&P Dow Jones Indices without regard to the Trust or the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF. S&P Dow Jones Indices have no obligation to take the needs of the Trust or the owners of the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF into consideration in determining, composing or calculating the S&P Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF or the timing of the issuance or sale of the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF or in the determination or calculation of the equation by which the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF,
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Direxion Shares ETF Trust Prospectus

Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF. There is no assurance that investment products based on the S&P Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products based on the S&P 500 Index and other S&P proprietary indices unrelated to the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF currently being issued by the Trust, but which may be similar to and competitive with the Direxion Coffee Strategy ETF, Direxion Lumber Strategy ETF, Direxion Breakfast Commodities Strategy ETF, Direxion Copper Strategy ETF, Direxion Corn Strategy ETF, and the Direxion Soybeans Strategy ETF. CME Group Inc. is an indirect shareholder of S&P Dow Jones Indices LLC.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GSCI COFFEE DYNAMIC ROLL INDEX, S&P GSCI LUMBER DYNAMIC ROLL INDEX, S&P GSCI DYNAMIC ROLL BREAKFAST (OJ 5% CAPPED) INDEX, S&P GSCI COPPER DYNAMIC ROLL INDEX, S&P GSCI CORN DYNAMIC ROLL INDEX, AND THE S&P GSCI SOYBEANS DYNAMIC ROLL INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Financial Highlights
No financial information is available for the Funds because the Funds had not commenced operations prior to the date of this Prospectus. Each Fund’s fiscal year end is October 31st.
Direxion Shares ETF Trust Prospectus
54

Prospectus

1301 Avenue of the Americas (6th Avenue), 28th Floor	New York, New York 10019	(866) 476-7523
More Information on the Direxion Shares ETF Trust
Statement of Additional Information (“SAI”):
The Funds' SAI contains more information on each Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (“SEC”).
Annual and Semi-Annual Reports to Shareholders:
The Funds' reports will provide additional information on the Funds' investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds' performance during that period.
To Obtain the SAI or Fund Reports Free of Charge or for Other Information or Shareholder Inquiries:
Write to:	Direxion Shares ETF Trust
1301 Avenue of the Americas (6th Avenue), 28th Floor New York, New York 10019
Call:	(866) 476-7523
By Internet:	www.direxion.com
Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File Number: 811-22201

Direxion Shares ETF Trust
Statement of Additional Information

1301 Avenue of the Americas (6th Avenue), 28th Floor	New York, New York 10019	(866) 476-7523
www.direxion.com
The Direxion Shares ETF Trust (“Trust”) is an investment company that offers shares of exchange-traded funds to the public. The shares of the funds offered in this Statement of Additional Information (“SAI”), upon commencement of operations, will be listed and traded on the NYSE Arca, Inc. This SAI relates to the funds listed below (each, a “Fund” and collectively, the “Funds”).
Direxion Coffee Strategy ETF (CFNE)
Direxion Lumber Strategy ETF
Direxion Breakfast Commodities Strategy ETF (BRKY)
Direxion Copper Strategy ETF (CUCU)
Direxion Corn Strategy ETF
Direxion Soybeans Strategy ETF
There is no assurance that a Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.
This SAI, dated April 20, 2022, is not a prospectus. It should be read in conjunction with the Funds' prospectus dated April 20, 2022 (“Prospectus”). This SAI is incorporated by reference into the Prospectus. In other words, it is legally part of the Prospectus. To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.
April 20, 2022

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Direxion Shares ETF Trust
The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of 128 separate series or “Funds.”
Each Fund seeks to provide investment results, before fees and expenses, that correspond to the performance of an underlying index.
The Shares offered in this SAI, upon commencement of operations, will be listed and traded on the NYSE Arca, Inc. (the “Exchange”).
Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.” Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 25,000 Shares, as discussed in the “Purchases and Redemptions” section below.
There is no assurance that a Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.
Classification of the Funds
Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s net asset value ("NAV") may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.
Exchange Listing and Trading
The Shares, upon commencement of operations, will be listed and traded on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; (ii) the Fund is no longer eligible to rely on Rule 6c-11 under the Investment Company Act of 1940, as amended ("1940 Act"); (iii) the Fund no longer complies with the requirements set forth in NYSE Arca Rule 5.2-E(j)(8); or (iv) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
As is the case with other listed securities, when Shares of a Fund are bought or sold through a broker, an investor may incur a brokerage commission determined by that broker, as well as other charges.
The trading prices of each Fund’s shares in the secondary market generally differ from each Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Rafferty Asset Management, LLC ("Rafferty" or "Adviser") may, from time to time, make payments to certain market makers in the Trust’s shares pursuant to an Exchange authorized program. The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund or an investor’s equity interest in a Fund.

Investment Policies and Techniques
Each Fund seeks investment results, before fees and expenses, that track the performance of an underlying index as noted below:
Fund	Index
Direxion Coffee Strategy ETF	S&P GSCI Coffee Dynamic Roll Index
Direxion Lumber Strategy ETF	S&P GSCI Lumber Dynamic Roll Index
Direxion Breakfast Commodities Strategy ETF	S&P GSCI Dynamic Roll Breakfast (OJ 5% Capped) Index
Direxion Copper Strategy ETF	S&P GSCI Copper Dynamic Roll Index
Direxion Corn Strategy ETF	S&P GSCI Corn Dynamic Roll Index
Direxion Soybeans Strategy ETF	S&P GSCI Soybeans Dynamic Roll Index
The Funds will invest up to 25% of their total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively, the “Subsidiaries”), as noted below:
Fund	Subsidiary
Direxion Coffee Strategy ETF	Direxion CFS Fund, Ltd
Direxion Lumber Strategy ETF	Direxion LMS Fund, Ltd
Direxion Breakfast Commodities Strategy ETF	Direxion BKT Fund, Ltd
Direxion Copper Strategy ETF	Direxion CPS Fund, Ltd
Direxion Corn Strategy ETF	Direxion CRS Fund, Ltd
Direxion Soybeans Strategy ETF	Direxion SBS Fund, Ltd
When viewed on a consolidated basis, the Subsidiaries are subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as their respective Fund. The Funds, directly and/or indirectly through their Subsidiary, may invest in certain futures and swap contracts, ETFs and other investment companies that provide exposure to commodities and fixed-income securities that include U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents that have terms-to-maturity less than 397 days. The Funds’ portfolios are expected to consist principally of securities.
Each Fund’s investment in its Subsidiary may not exceed 25% of the value of its total assets, as measured at the end of the quarter of its taxable year. This limitation is imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly owned and controlled by their respective Fund. The Funds invest in their respective Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiaries may invest principally in commodity futures and swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for each Subsidiary’s derivatives positions. Unlike the Funds, the Subsidiaries may invest without limitation in commodity-linked derivatives, though each Subsidiary, on a consolidated basis, will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to the respective Fund’s transactions in these instruments. To the extent applicable, each Subsidiary is, on a consolidated basis, subject to the same fundamental and non-fundamental investment restrictions as its respective Fund and, in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares described elsewhere in the Prospectus and in this SAI. The Funds are the sole shareholder of their respective Subsidiary and do not expect shares of their Subsidiary to be offered or sold to other investors.
Each Fund’s investment objective is a non-fundamental policy of the Fund that may be changed by the Board without shareholder approval.
With the exception of limitations described in the “Investment Restrictions” section, each Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s investment objective.
This section provides a description of the securities in which a Fund may invest to achieve its investment objective, the strategies it may employ and the corresponding risks of such securities and strategies. The greatest risk of investing in an ETF is that its returns will fluctuate and you could lose money.
Asset-Backed Securities
A Fund may invest in asset-backed securities of any rating or maturity. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.
The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.
Bank Obligations
Money Market Instruments. A Fund may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”). A Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having terms-to-maturity of less than 397 days. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.
A Fund may invest in foreign money market instruments, which typically involve more risk than investing in U.S. money market instruments. See “Foreign Securities” below. These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.
Bankers’ Acceptances. Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.” The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.
Certificates of Deposit (“CDs”). The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $250,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $250,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $250,000 per insured bank or savings and loan association.
Commercial Paper. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® Ratings Services (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Service®, Inc. (“Moody’s”), and in other lower quality commercial paper.
Corporate Debt Securities
A Fund may invest in investment grade corporate debt securities of any rating or maturity. Investment grade corporate bonds are those rated BBB or better by S&P® or Baa or better by Moody’s. Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. See Appendix A for a description of corporate bond ratings. A Fund may also invest in unrated securities.
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.
The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher-quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. LIBOR may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
On July 27, 2017, the head of the United Kingdom’s (“UK”) Financial Conduct Authority (the “FCA”) announced that it will cease its active encouragement of banks to provide quotations needed to sustain the LIBOR rate, which means that the LIBOR rate may no longer be published. Also in 2017, the Alternative Reference Rates Committee, a group of large US banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by Treasury Department securities, as an appropriate replacement for LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate (“SONIA”) in England. On March 5, 2021, the FCA announced that most LIBOR currency and tenor rates will cease publishing after December 31, 2021, including all Euro, sterling and Japanese yen LIBOR rates. FCA also announced that 1-month, 3-month and 6-month USD LIBOR rates will be published until and will no longer be representative after June 30, 2023. This announcement impacted several LIBOR transition dates, including the EU Benchmark Regulations regarding the European Commission designating one or more LIBOR replacement rates. Additionally, fallback language that was voluntarily entered into by contractual parties, including those related to corporate debt or other securities may be impacted by the FCA’s announcement, thereby triggering transition dates for various instruments.
The Federal Reserve Bank of New York began publishing SOFR in April 2018, with the expectation that it could be used on a voluntary basis in new USD-denominated instruments and for new transactions under existing instruments. However, SOFR is fundamentally different from LIBOR. It is a secured, nearly risk-free rate, while LIBOR is an unsecured rate that includes an element of bank credit risk. Also, SOFR is strictly an overnight rate, while LIBOR historically has been published for various maturities, ranging from overnight to one year. Thus, LIBOR may be expected to be higher than SOFR, and the spread between the two is likely to widen in times of market stress.
Various financial industry groups have begun planning for the transition from LIBOR to SOFR (or another new benchmark), but there are obstacles to converting certain longer term securities and transactions. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It also could lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Among other negative consequences, the transition away from LIBOR could:
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Adversely impact the pricing, liquidity, value of, return on and trading for a broad array of financial products, including any LIBOR-linked securities, loans and derivatives in which a Fund may invest;
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Require extensive negotiations of and/or amendments to agreements and other documentation governing LIBOR-linked investments products;
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Lead to disputes, litigation or other actions with counterparties or portfolio companies regarding the interpretation and enforceability of “fall back” provisions that provide for an alternative reference rate in the event of LIBOR’s unavailability; or
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Cause a Fund to incur additional costs in relation to any of the above factors.
The risks associated with the above factors are heightened with respect to investments in LIBOR-based products that do not include a fall back provision that addresses how interest rates will be determined after LIBOR stops being published. Other important factors include the pace of the transition, the specific terms of alternative reference rates accepted in the market and the depth of the market for investments based on alternative reference rates. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.

Equity Securities
Common Stocks. A Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Convertible Securities. A Fund may invest in convertible securities that may be considered high yield securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. When investing in convertible securities, a Fund may invest in the lowest credit rating category.
Preferred Stock. A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. When investing in preferred stocks, a Fund may invest in the lowest credit rating category.
Warrants and Rights. A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
Foreign Securities
A Fund may have both direct and indirect exposure to foreign securities through investments in publicly traded securities such as stocks and bonds, stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities. In most cases, the best available market for foreign securities will be on exchanges or in OTC markets located outside the United States.
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of the imposition of exchange controls. The prices of such securities may be more volatile than those of U.S. securities. There maybe also be the possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting currencies in connection with purchases and sales of foreign securities.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchanges rates may also affect the earning power and asset value of the foreign entity issuing a security, even on denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Developing and Emerging Markets. Emerging and developing markets abroad may offer special opportunities for investing, but may have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.
Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. In addition, due to jurisdictional limitations, matters of comity and various other factors, U.S. authorities may be limited in their ability to bring enforcement actions against non-U.S. companies and non-U.S. persons in certain emerging market countries. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
Asia-Pacific Countries. In addition to the risks associated with foreign and emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. A Fund may make substantial investments in Asia-Pacific countries. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well-capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for a Fund and may have an adverse impact on a Fund’s investment performance.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many developing market Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia-Pacific countries, which could affect private sector companies and a Fund itself, as well as the value of securities in a Fund's portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.

It is possible that developing market Asia-Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in a Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
Certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular developing Asia-Pacific country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.
Brazil. Investing in Brazil involves certain considerations not typically associated with investing in the United States. Additional considerations include: (i) investment and repatriation controls, which could affect a Fund’s ability to operate, and to qualify for the favorable tax treatment afforded to RICs for U.S. federal income tax purposes; (ii) fluctuations in the rate of exchange between the Brazilian Real and the U.S. Dollar; (iii) the generally greater price volatility and lesser liquidity that characterize Brazilian securities markets, as compared with U.S. markets; (iv) the effect that balance of trade could have on Brazilian economic stability and the Brazilian government's economic policy; (v) potentially high rates of inflation, a rising unemployment rate, and a high level of debt, each of which may hinder economic growth; (vi) governmental involvement in and influence on the private sector; (vii) Brazilian accounting, auditing and financial standards and requirements, which differ from those in the United States; (viii) political and other considerations, including changes in applicable Brazilian tax laws; and (ix) restrictions on investments by foreigners. In addition, commodities, such as oil, gas and minerals, represent a significant percentage of Brazil’s exports and, therefore, its economy is particularly sensitive to fluctuations in commodity prices. Additionally, an investment in Brazil is subject to certain risks stemming from political and economic corruption. For example, the Brazilian Federal Police conducted a criminal investigation into corruption allegations, known as Operation Car Wash, which led to charges against high level politicians and corporate executives and resulted in substantial fines for some of Brazil’s largest companies. This has had a widespread political and economic impact and may continue to affect negatively the country and the reputation of Brazilian companies connected with the investigation, and therefore, the trading price of securities issued by those companies. GDP has been trending down year over year since 2011 according to World Bank data.
China. Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or currency markets. These risks include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater governmental involvement in and control over the economy, interest rates and currency exchange rates; (iii) controls on foreign investment and limitations on repatriation of invested capital; (iv) greater social, economic and political uncertainty ; (v) dependency on exports and the corresponding importance of international trade; (vi) currency exchange rate fluctuations; (vii) differences in, or lack of, auditing and financial reporting standards that may result in unavailability of material information about issuers and restrictions on issuers’ ability to access the U.S. capital markets; and (viii) the risk that certain companies, including those in which the Fund may invest, may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism.
For over three decades, the Chinese government has been reforming economic and market practice and has been providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, the government could technically decide not to continue to support these economic reform programs and return to the completely centrally planned economy that existed prior to 1978. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. As a result, the value of the Yuan (or renminbi), and the value of securities designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. Chinese law also prohibits direct foreign investments in certain issuers in certain industries. Chinese companies listed on U.S. exchanges often use variable interest entities (“VIEs”) in their structure. Instead of directly owning the equity securities of a Chinese operating company, in a VIE structure, a non-U.S. shell company (often organized in the Cayman Islands) that is listed and traded on a U.S. exchange enters into service contracts and other contracts with the Chinese operating company which provide the foreign shell company with exposure to the Chinese company. Although the U.S. listed shell company has no equity ownership of the Chinese operating company, the contractual arrangements provide the U.S. listed shell company economic exposure to the Chinese operating company and permit the U.S. listed shell company to consolidate the Chinese operating company into its financial statements. VIE structures are subject to legal and regulatory uncertainties and risks. Intervention by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect a Chinese operating company's business, the enforceability of the U.S. listed shell company's contractual arrangements with the Chinese operating company and the value of the U.S. listed stock. Intervention by the Chinese government could include nationalization of the Chinese operating company, confiscation of its assets, restrictions on operations and/or constraints on the use of VIE structures. In addition, because the Chinese operating company is not owned, directly or indirectly, by the U.S. listed shell company, the U.S. listed shell company cannot control the Chinese operating company and must rely on the Chinese operating company to perform its contractual obligations in order for the U.S. listed company to receive economic benefits.
While the economy of China has enjoyed substantial economic growth in recent years, there can be no guarantee this growth will continue. Reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. These and other factors may decrease the value and liquidity of a Fund's investments. The Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration of global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on its economy and securities market.
Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong regarding China's perceived tightening of control over Hong Kong's semi-autonomous liberal political, economic, legal, and social framework. Recent protests may prompt the Chinese and Hong Kong governments to rapidly address Hong Kong's future relationship with mainland China, which remains unresolved. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may
There has been increased attention from the U.S. government and U.S. regulators, including the Department of the Treasury (“DOT”) and its Office of Foreign Assets Control (“OFAC”). In a series of executive orders issued between November 2020 and June 2021, the DOT prohibited investment by U.S. investors in certain companies tied to the Chinese military or China's surveillance technology sector. The prohibited companies were described in the executive orders as “Chinese Military Industrial Complex Companies,” and the restrictions on investing in such companies was interpreted by OFAC to extend to instruments that are derivative of, or designed to provide investment exposure to, these companies, including diversified investment companies. The orders only contained a limited exception for transactions that made solely for the purpose of divestment through June 3, 2022. As a result, prior to that date, the Funds will sell any positions in such companies and will not make future investments in them, notwithstanding their potential inclusion in a Fund's underlying index. There has also been increased attention from the SEC and the Public Company Accounting Oversight Board (“PCAOB”) with regard to international auditing standards of U.S.-listed companies with operations in China as well as PCAOB-registered auditing firms in China. Currently, the SEC and PCAOB are only able to get limited information about these auditing firms and are restricted from inspecting the audit work and practices of registered accountants in China. In addition, certain China-based issuers, even if listed on a U.S. exchange, may qualify as “foreign private issuers,” which are exempt from certain U.S. corporate governance requirements including board independence and various SEC reporting and certification requirements. These restrictions may result in the unavailability of material information about the Chinese issuers. As a result of this lack of transparency combined with other political conflicts between the U.S. and China, in December of 2020, Congress passed the Holding Foreign Companies Accountable Act (“HFCAA”) was signed into law. On September 22, 2021, the PCAOB adopted a final rule implementing the HFCAA, which prohibits foreign companies from listing their securities on U.S. stock exchanges if these companies do not permit oversight of the audit by the PCAOB for three consecutive years. In addition, Congress is considering legislation that would impose even more stringent requirements relating to PCAOB oversight.
The current political climate has intensified concerns about trade tariffs and a potential trade war between China and the United States, despite the United States’ signing a partial trade agreement with China that reduced some U.S. tariffs on Chinese goods while boosting Chinese purchases of American goods. However, this agreement left in place a number of existing tariffs, and it is unclear whether further trade agreements may be reached in the future. The ability and willingness of China to comply with the trade deal may determine to some degree the extent to which its economy will be adversely affected, which cannot be predicted at the present time. Future tariffs imposed by China and the United States on the other country’s products, or other escalating actions, may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially negative impact to a Fund.
For decades, a state of hostility has existed between Taiwan and the PRC. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. In addition, China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect performance of the Chinese economy.

China A-shares are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”) (“A-shares”). The ability of a Fund to invest in China A-Shares is dependent, in part, on the availability of A-Shares either through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”) which currently include the Shanghai-Hong Kong Stock Connect, Shenzhen-Hong Kong Stock Connect, Shanghai-London Stock Connect, and China-Japan Stock Connect, and/or through a QFII or RQFII license and quota allocation from the Chinese regulator. Thus, the Fund’s investment in A-Shares will be limited by the A-Shares quota obtained by the RQFII or QFII licensee and allocated to the Fund and by the amount of A-Shares available through the Stock Connect Programs. Regulations that came into effect on June 6, 2020 supersede certain post-registration rules applicable to QFII and RQFII regimes and remove prior quota restrictions on investment in A-shares. However, this is a relatively new development, and there is no guarantee that the quotas will continue to be relaxed.
The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in A-Shares through the Stock Connect Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when a Fund is unable to add to or exit a position. Only certain A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they may no longer be able to be purchased or sold through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. In addition, there is no assurance that the necessary systems required to operate the Stock Connect Programs will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Stock Connect Programs could be disrupted. The Stock Connect Programs are subject to regulations promulgated by regulatory authorities for both exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Stock Connect Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future. Each of the foregoing could restrict a Fund from selling its investments, adversely affect the value of its holdings and negatively affect a Fund’s ability to meet shareholder redemptions.
Europe. Investing in European countries may impose economic and political risks associated with Europe in general and the specific European countries in which it invests. The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. A Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets materials sector countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. In order to prevent further economic deterioration, certain countries, without prior warning, can institute “capital controls.” Countries may use these controls to restrict volatile movements of capital entering and exiting their country. Such controls may negatively affect a Fund’s investments. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in countries other than those listed above. In addition, the credit ratings of certain European countries were recently downgraded. These downgrades may result in further deterioration of investor confidence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
In a referendum held on June 23, 2016, the United Kingdom (the “UK”) resolved to leave the EU (referred to as “Brexit”). The referendum introduced significant uncertainties and instability in the financial markets as the UK negotiated its exit from the EU. The UK officially left the EU on January 31, 2020, with a transitional period set to end on December 31, 2020.

During this period, the UK effectively remains in the EU’s custom union and single market and continues to obey EU rules. However, the UK is no longer part of the political institutions. The effects of Brexit will depend on any agreement the UK makes to retain access to the EU Common Market either during the transitional period or more permanently and whether the UK enters into any trade deals with other countries, such as the United States. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations as the UK determines which EU laws to replace or replicate. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. The UK has one of the largest economies in Europe and is a major trading partner with the other EU countries and the United States. Brexit may negatively affect the City of London’s economy, which is heavily dominated by financial services, as banks might be forced to move staff and comply with two separate sets of rules or lose business to banks in Continental Europe. In addition, Brexit may create additional economic stresses for the UK, including the potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. On January 31, 2020, the UK officially withdrew from the EU pursuant to a withdrawal agreement, providing for a transition period in which the UK negotiated and finalized a trade deal with the EU, the EU-UK Trade and Cooperation Agreement (the Trade Agreement). As a result, since January 1, 2021 the United Kingdom is no longer part of the EU customs union and single market, nor is it subject to EU policies and international agreements. The Trade Agreement, among other things, provides for zero tariffs and zero quotas on all goods that comply with appropriate rules of origin and establishes the treatment and level of access the United Kingdom and EU have agreed to grant each other’s service suppliers and investors. The Trade Agreement also covers digital trade, intellectual property, public procurement, aviation and road transport, energy, fisheries, social security coordination, law enforcement and judicial cooperation in criminal matters, thematic cooperation and participation in EU programs. Even with the Trade Agreement in place, the UK’s withdrawal from the EU may create new barriers to trade in goods and services and to cross-border mobility and exchanges.
The UK has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the UK. The City of London’s economy is dominated by financial services and uncertainty remains regarding the treatment of cross-border trade in financial services. While the Trade Agreement includes certain provisions to support cross-border trade in financial services, it is not comprehensively addressed in the Trade Agreement and the parties continue to discuss ‘equivalence’ rights to allow market access for cross-border financial services. In March 2021, the EU and the UK reached a memorandum of understanding, establishing a framework for voluntary regulatory cooperation on financial services. Without access to the EU single market, certain financial services in the UK may move outside of the UK as a result of its withdrawal from the EU. In addition, financial services firms in the UK may need to move staff and comply with two separate sets of rules or lose business to financial services firms in the EU. Furthermore, the withdrawal from the EU creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to continued uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the withdrawal from the EU, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU. Additional member countries seeking to withdraw from the EU would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Brexit may also have a destabilizing impact on the EU to the extent that other member states similarly seek to withdraw from the EU. Any further exits from the EU would likely cause additional market disruptions globally and introduce new legal and regulatory uncertainties.
India. Investments in India involve special considerations not typically associated with investing in countries with more established economies or currency markets. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states, including Kashmir. Government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets offer higher potential losses. Governmental actions could have a negative effect on the economic conditions in India, which could adversely affect the value and liquidity of investments made by a Fund. The securities markets in India are comparatively underdeveloped with some exceptions and consist of a small number of listed companies with small market capitalization, greater price volatility and substantially less liquidity than companies in more developed markets. The limited liquidity of the Indian securities market may also affect a Fund’s ability to acquire or dispose of securities at the price or time that it desires or the Fund’s ability to track its underlying index.
The Indian government exercises significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. While the Indian government has implemented economic structural reform with the objectives of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained.
Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India has imposed limits on foreign ownership of Indian companies, which may decrease the liquidity of a Fund’s portfolio and result in extreme volatility in the prices of Indian securities. In November 2016, the

Indian government eliminated certain large denomination cash notes as legal tender, causing uncertainty in certain financial markets. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as applicable in the United States, may increase the risk of loss for a Fund.
Securities laws in India are relatively new and unsettled and, as a result, there is a risk of significant and unpredictable change in laws governing foreign investment, securities regulation, title to securities and shareholder rights. Foreign investors in particular may be adversely affected by new or amended laws and regulations. Certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before a Fund can make investments in Indian companies. Foreign investors in India still face burdensome taxes on investments in income producing securities.
While the Indian economy has enjoyed substantial economic growth in recent years, there can be no guarantee this growth will continue. Technology and software sectors represent a significant portion of the total capitalization of the Indian securities markets. The value of these companies will generally fluctuate in response to technological and regulatory developments, and, as a result, a Fund’s holdings are expected to experience correlated fluctuations. Natural disasters, such as tsunamis, flooding or droughts, could occur in India or surrounding areas and could negatively affect the Indian economy. Agriculture occupies a prominent position in the Indian economy, therefore, it may be negatively affected by adverse weather conditions and the effects of global climate change. These and other factors may decrease the value and liquidity of a Fund's investments.
Italy. Investment in Italian issuers involves risks that are specific to Italy, including, regulatory, political, currency, and economic risks. Italy’s economy is dependent upon external trade with other economies—specifically Germany, France and other Western European developed countries. As a result, Italy is dependent on the economies of these other countries and any change in the price or demand for Italy’s exports may have an adverse impact on its economy. Interest rates on Italy’s debt may rise to levels that may make it difficult for it to service high debt levels without significant financial help from the EU and could potentially lead to default. Recently, the Italian economy has experienced volatility due to concerns about economic downturn and rising government debt levels. Italy has been warned by the Economic and Monetary Union of the EU to reduce its public spending and debt and actions by Italy to cut spending or increase taxes in response could have significant adverse effects on the Italian economy. These events have adversely impacted the Italian economy, causing credit agencies to lower Italy’s sovereign debt rating and could decrease outside investment in Italian companies. High amounts of debt and public spending may stifle Italian economic growth or cause prolonged periods of recession.
Japan. Japanese investments may be significantly affected by events influencing Japan’s economy and changes in the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. In December 2019, Japan’s government approved a fiscal stimulus package of nearly $120 billion in order to stimulate its slowing economy, which has been negatively affected by decreased demand from China and by recent political conflicts with South Korea. Japan is heavily dependent on exports and foreign oil and may be adversely affected by higher commodity prices, trade tariffs, protectionist measures, competition from emerging economies, and the economic conditions of its trading partners, such as China. Furthermore, Japan is located in a seismically active area, and in 2011 experienced an earthquake and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. The risks of natural disaster of varying degrees, such as earthquakes and tsunamis, and the resulting damage, continue to exist. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor markets may negatively impact Japan’s economic competitiveness.
South Korea. South Korean investments may be significantly affected by events influencing its economy, which is heavily dependent on exports and the demand for certain finished goods. South Korea’s main industries include electronics, automobile production, chemicals, shipbuilding, steel, textiles, clothing, footwear, and food processing. Conditions that weaken demand for such products worldwide or in other Asian countries could have a negative impact on the South Korean economy as a whole. The South Korean economy’s reliance on international trade makes it highly sensitive to fluctuations in international commodity prices, currency exchanges rates and government regulation, and vulnerable to downturns of the world economy, particularly with respects to its four largest export markets (the EU, Japan, United States, and China). South Korea has experienced modest economic growth in recent years, but such continued growth may slow due, in part, to the economic slowdown in China and the increased competitive advantage of Japanese exports with the weakened yen. The South Korean economy’s long-term challenges include an aging population, inflexible labor market, and overdependence on exports to drive economic growth. Relations between South Korea and North Korea remain tense, as exemplified in periodic acts of hostility, and the possibility of serious military engagement still exists. Armed conflict between North Korea and South Korea could have a severe adverse impact on the South Korean economy and its securities markets.
Latin America. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. The governments of certain countries in Latin America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which a Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Latin America. Some countries in Latin America may be affected by public corruption and crime, including organized crime. Certain countries in Latin America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Latin America in which a Fund invests may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. A Fund may be adversely affected if it invests in such issuers. Certain Latin American countries may also have managed currencies, which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. Dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
Mexico. Investment in Mexican issuers involves risks that are specific to Mexico, including regulatory, political, and economic risks. In the past, Mexico has experienced high interest rates, economic volatility, significant devaluation of its currency (the peso), and high unemployment rates. The Mexican economy is dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. Additionally, a high level of foreign investment in Mexican assets may increase Mexico’s exposure to risks associated with changes in international investor sentiment. In 2018, the United States, Mexico and Canada signed and ratified the United States-Mexico-Canada Agreement (“USMCA”), which replaces the current North American Free Trade Agreement among the three countries. The adoption of USMCA may have a significant impact on Mexico’s economy and, consequently, the value of the securities held by a Fund.
The Mexican economy is heavily dependent on trade with, and foreign investment from, the U.S. and Canada, which are Mexico’s principal trading partners. Any changes in the supply, demand, price or other economic component of Mexico’s imports or exports, as well as any reductions in foreign investment from, or changes in the economies of, the U.S. or Canada, may have an adverse impact on the Mexican economy. Because commodities such as oil and gas, minerals and metals represent a large portion of the region’s exports, the economies of these countries are particularly sensitive to fluctuations in commodity prices. Mexico’s economy has also become increasingly manufacturing-oriented. Because Mexico’s top export is automotive vehicles, its economy is strongly tied to the U.S. automotive market, and changes to certain segments in the U.S. market could have an impact on the Mexican economy. The automotive industry and other industrial products can be highly cyclical, and companies in these industries may suffer periodic operating losses. These industries can also be significantly affected by labor relations and fluctuating component prices. The agricultural and mining sectors of Mexico’s economy also account for a large portion of its exports, and Mexico is susceptible to fluctuations in the price and demand for agricultural products and natural resources. In addition, Mexico has privatized or has begun the process of privatization of certain entities and industries, and some investors have suffered losses due to the inability of the newly privatized entities to adjust to a competitive environment and changing regulatory standards.
Mexico has been destabilized by local insurrections, social upheavals and drug-related violence. Additionally, violence near border areas, border-related political disputes, and other social upheaval may lead to strained international relations. Mexico has also experienced contentious and very closely decided elections. Changes in political parties and other political events may affect the economy and contribute to additional instability. Recurrence of these or similar conditions may adversely impact the Mexican economy.
Russia. Investing in Russia involves risks and special considerations not typically associated with investing in United States. Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political, economic, and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. As a result, companies in Russia are characterized by a lack of: (i) management with experience of operating in a market economy; (ii) modern technology; and, (iii) a sufficient capital base with which to develop and expand their operations. It is unclear what will be the future effect on Russian companies, if any, of Russia’s continued attempts to move toward a more market-oriented economy. Russia’s economy has been characterized by high rates of inflation, high rates of unemployment, declining gross domestic product, deficit government spending, and a devalued currency. The economic reform program has involved major disruptions and dislocations in various sectors of the economy, and those problems have been exacerbated by growing liquidity problems. Russia’s economy is also heavily reliant on the energy and defense-related sectors, and is therefore susceptible to the risks associated with these industries. Further, Russia presently receives significant financial assistance from a number of countries through various programs. To the extent these programs are reduced or eliminated in the future, Russian economic development may be adversely impacted. The laws and regulations in Russia affecting Western business investment continue to evolve in an unpredictable manner. Russian laws and regulations, particularly those involving taxation, foreign investment and trade, title to property or securities, and transfer of title, which may be applicable to a Fund’s activities are relatively new and can change quickly and unpredictably in a manner far more volatile than in the United States or other developed market economies. Although basic commercial laws are in place, they are often unclear or contradictory and subject to varying interpretation, and may at any time be amended, modified, repealed or replaced in a manner adverse to the interest of the Funds.
As a result of continuing political tensions and armed conflicts, including the recent invasion of Ukraine by Russia, the United States and the EU imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. In addition, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. As such, the United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s investments.
Depositary Receipts
To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers. Depository receipts are receipts, typically issued by a financial institution, with evidence of underlying securities issued by a non-U.S. issuer. Types of depositary receipts include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.
ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Investments in ADRs have certain advantages over direct investment in the underlying foreign securities because: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. By investing in ADRs rather than directly in the stock of foreign issuers outside the U.S. a Fund may avoid certain risks related to investing in foreign securities in non-U.S. markets, however, ADRs do not eliminate all risks inherent in investing in the securities of foreign issuers.
EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.
Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities, in which a Fund may invest. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.
Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.
Foreign Currencies
A Fund may invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.
Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.
Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation, long-term results may be the opposite.
Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measures to cope with its deficits and debt.
Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.
Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.
The value of a Fund’s investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, a Fund’s NAV per share as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur.
The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.
A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buys instruments denominated in another.
Currency Transactions. A Fund conducts currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency. A Fund also enters into forward currency contracts. See “Futures Contracts, Options, and Other Derivative Strategies” section below. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A currency forward contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when a fund sells a security denominated in one currency and purchases a security denominated in another currency. For example, a Fund may enter into a forward contract when it owns a security that is denominated in a non-U.S. currency and desires to “lock in” the U.S. dollar value of the security.
A Fund may invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.
A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.
A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Code. See “Dividends, Other Distributions and Taxes.”

Each Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.
Under definitions adopted by the Commodity Futures Trading Commission (“CFTC”) and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Cleared swaps,” “Risks of cleared swaps,” “Comprehensive swaps regulation” and “Developing government regulation of derivatives.” Currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of currency forwards, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject the investment manager to CFTC registration and regulation as a commodity pool operator (“CPO”).
At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. Dollars. Although a Fund values its assets daily in U.S. Dollars, it does not convert its holdings of foreign currencies into U.S. Dollars on a daily basis. A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.
Risks of currency forward contracts. The successful use of these transactions will usually depend on the Adviser’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. While a Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by a Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
Foreign Currency Options. A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the OTC market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.
Foreign Currency Exchange-Related Securities
Foreign Currency Warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in

U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the Euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper (“PIPsSM”) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
Hybrid Instruments
A Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Illiquid Investments and Restricted Securities
Each Fund may purchase and hold illiquid investments. The term “illiquid investments” for this purpose means any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. Rafferty, subject to oversight by the Board of Trustees, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation under a Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the 1940 Act. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, Rafferty will report such occurrence to the Board of Trustees and take such steps as are deemed advisable to protect liquidity in accordance with a Fund’s liquidity risk management program.
A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.
Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Trust’s Board of Trustees (“Board” or “Trustees”), or Rafferty, under Board-approved guidelines, has determined are liquid. Each Fund or its Subsidiary currently does not anticipate investing in such restricted securities. However, to the extent that a Fund does invest in such restricted securities, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund could adversely affect the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.
Indexed Securities
A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See “Illiquid Investments and Restricted Securities” above.

Inflation Protected Securities
Inflation protected securities are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon. Inflation protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
The value of inflation protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (“CPI-U”), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
Any increase in principal for an inflation protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. A Fund’s distributions to shareholders include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where a Fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, a Fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
Investment in a Subsidiary
Each Fund will invest in its wholly-owned subsidiary organized under the laws of the Cayman Islands, the registered offices of which are located at Walkers SPV Limited, Walker House, 87 Mary Street, George Town, Grand Cayman KY1-9002, Cayman Islands. A Fund will be the sole shareholder of its respective Subsidiary, and does not expect shares of its respective Subsidiary to be offered or sold to other investors. The Funds’ investment in the Subsidiaries may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in each Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter of its taxable year.
Each Fund will invest in its Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to RICs. A Subsidiary will invest principally in commodity and financial futures, options and swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. Unlike a Fund, a Subsidiary may invest without limitation in commodity-linked derivatives, though a Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to a Fund’s transactions in those instruments. To the extent applicable, a Subsidiary otherwise is subject to the same fundamental and non-fundamental investment restrictions as a Fund and, in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares. (Accordingly, references in this SAI to the Funds may also include the Subsidiaries.) By investing in a Subsidiary, a Fund may be considered to be investing indirectly in the same investments as a Subsidiary and is indirectly exposed to the risks associated with those investments.
The Subsidiaries are not registered with the SEC as an investment company under the 1940 Act and are not subject to the investor protections of the 1940 Act. As an investor in a Subsidiary, a Fund will not have the same protections offered to shareholders of registered investment companies. However, because each Subsidiary is wholly-owned and controlled by the respective Fund and each Fund is managed by Rafferty, it is unlikely that a Subsidiary will take action in any manner contrary to the interest of a Fund or shareholders. Because the Subsidiaries have the same investment objective and, to the extent applicable, will comply with the same investment policies as the Funds, Rafferty manages the Subsidiaries’ portfolio in a manner similar to that of the Funds.
Each Subsidiary has a board of directors that oversees its activities. Each Subsidiary has entered into a separate investment advisory agreement with Rafferty and pays Rafferty a fee for its services. Eache Subsidiary also has entered into agreements with the Funds’ service providers for the provision of administrative, accounting, transfer agency and custody services.
The Funds and the Subsidiaries may not be able to operate as described in this SAI in the event of changes to the laws of the United States or the Cayman Islands. If the laws of the Cayman Islands required the Subsidiaries to pay taxes to a governmental authority, the Funds would be likely to suffer decreased returns.
Junk Bonds
A Fund may invest in lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, otherwise known as “junk bonds.”
Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur.
The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.
Mortgage-Backed Securities
A Fund may invest in mortgage-backed securities. A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.
Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. Pass-through securities issued by FHLMC are guaranteed as to timely payment of principal and interest only by FHLMC.
The Federal Housing Finance Agency (“FHFA”) mandated that Fannie Mae and Freddie Mac cease issuing their own mortgage-backed securities and begin issuing "Uniform Mortgage-Backed Securities" or "UMBS" in 2019. Each UMBS has a 55-day remittance cycle and can be used as collateral in either a Fannie Mae or Freddie Mac security or held for investment. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly guaranteed by the U.S. government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities. A Fund will only invest in SMBS issued by Ginnie Mae, which are obligations backed by the full faith and credit of the U.S. government. SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A Fund will only invest in SMBS whose Mortgage Assets are U.S. government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the Mortgage Assets, while the other class receives most of the interest and the remainder of the principal. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily, or entirely, of principal payments generally is unusually volatile in response to changes in interest rates.
Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-sponsored entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Municipal Obligations
A Fund may invest in municipal obligations. Municipal securities are fixed-income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax exempt securities are generally classified by their source of payment. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded OTC, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payment from the issuer or a financial intermediary on short notice.
Futures Contracts, Options, and Other Derivative Strategies
Generally, derivatives are financial instruments whose value depends on, or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (“reference assets”) and may relate to stocks, bonds, interest rates, credit, currencies, commodities, digital assets or related indices. Derivative instruments can provide an efficient means to gain long or short exposure to the value of a reference asset without actually owning or selling the instrument. Examples of derivative instruments include futures contracts, swap agreements, options, options on futures contracts and forward currently contracts.

Each Fund may enter into derivatives instruments which may include futures contracts, forward contracts, options on currencies, commodities, indices, or futures contracts and swaps which provide long and short exposure to reference assets. Derivatives may be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests in non-derivative instruments. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations.
The use of derivative instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the CFTC. In addition, a Fund’s ability to use derivative instruments will be limited by tax considerations. See “Dividends, Other Distributions and Taxes.”
Under current CFTC regulations, if a Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Accordingly, the Funds have registered as commodity pools, and the Adviser has registered as a CPO with the National Futures Association.
Each Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of a Fund’s operation and/or change the competitive landscape. In this regard, any further amendment to the Commodity Exchange Act or its related regulations that subject a Fund to additional regulation may have adverse impacts on a Fund’s operations and expenses. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. There is a transition period for compliance for the new rule and it is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund's performance and may increase costs related to a Fund's use of derivatives.
In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with derivative instruments and other similar or related techniques. These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new derivative instruments or other techniques are developed. Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities. A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
Special Risks. The use of derivative instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular derivative instruments are described in the sections that follow.
(1) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.
(2) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.
(3) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.
Cover. Transactions using derivative instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, the Bank of New York Mellon ("BNYM"), in the prescribed amount as determined daily.
The Subsidiary will comply with SEC guidelines regarding cover for Financial Instruments to the same extent as the Funds.
Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
Futures Contracts. A Fund may use certain options (traded on an exchange or OTC), futures contracts (sometimes referred to as “futures”) and options on futures contracts as a substitute for a comparable market position in the underlying security or index, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes or to effect closing transactions.
Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.
The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Certain futures contracts are cash-settled, meaning the futures contract obligates the seller to deliver (and purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
Whether a Fund realizes a gain/loss from futures activities depends generally upon the movements in the underlying reference asset (generally a commodity, currency, security or index). The extent of a Fund’s loss from an unhedged short position in a futures contract is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment.
Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts. A Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.
When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by a Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to, or greater than, the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to a Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund. Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.
Risks of futures contracts. A Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. A Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. If a Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.
A purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract. There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.
The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the investment manager may still not necessarily result in a profitable transaction.
Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.
The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.
Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.
Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.
Forward Contracts. Each Fund may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. Because they are two-party contracts and may have terms greater than seven days, forward contracts may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.
Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange® and other exchanges, as well as the OTC markets.
By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.
Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.
A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
Risks of Options on Currencies and Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.
A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500® Composite Stock Index, the NYSE Composite Index or the NYSE Arca Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.
Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options that a Fund may buy or sell.
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call multiplied by a specific factor (“multiplier”), which determines the total value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.
Risks of Options on Indices. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
Options on Futures Contracts. When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).
Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of a Fund’s loss from an unhedged short position from writing unhedged call options on futures contracts is potentially unlimited. A Fund only purchases and sells options on futures contracts that are traded on a U.S. exchange or board of trade.
Purchasers and sellers of options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If a Fund were unable to liquidate an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.
Risks of Options on Futures Contracts. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Caps, Floors and Collars
A Fund may enter into caps, floors and collars relating to securities, interest rates or currencies. In a cap or floor, the buyer pays a premium (which is generally, but not always, a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount. A collar is a combination instrument in which the same party buys a cap and sells a floor. Depending upon the terms of the cap and floor comprising the collar, the premiums will partially, or entirely, offset each other. The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged. A Fund may be both a buyer and seller of these instruments. In addition, a Fund may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities. Like swaps, caps, floors and collars are very flexible products. The terms of the transactions entered by the Funds may vary from the typical examples described here.
Other Investment Companies
Each Fund may invest in the securities of other investment companies, including open- and closed-end funds and ETFs. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses Fund shareholders bear in connection with a Fund’s own operations.
Each Fund intends to limit its investments in securities issued by other investment companies in accordance with the 1940 Act and the rules promulgated thereunder. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. In addition, the Fund is subject to Section 12(d)(1)(C), which provides that the Fund may not acquire shares of a closed-end fund if, immediately after such acquisition, the Fund and other investment companies having the same adviser as the Fund would hold more than 10% of the closed-end fund’s total outstanding voting stock.
Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1)(A) and (B) shall not apply to securities of an unaffiliated investment company purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. If a Fund invests in unaffiliated investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to unaffiliated investment companies owned by the Fund, the Fund will either seek instruction from the Funds' shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by a Fund in the same proportion as the vote of all other holders of such security. In addition, an unaffiliated investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.
To the extent that a Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.
On October 7, 2020, the SEC adopted rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) to create a regulatory framework that allows funds and ETFs to invest in other funds with various limitation or restrictions. Rule 12d1-4 allows a fund or ETF to acquire the securities of another fund in excess of the limitations imposed by Section 12 of the 1940 Act without obtaining an exemptive order from the SEC subject to certain limitations and conditions. Prior to a fund acquiring securities of another fund that exceed the limits of Section 12(d)(1) of the 1940 Act, the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. Rule 12d1-4 outlines the requirements of the Fund of Funds Agreements and specifies the responsibilities of Fund management related to “fund of funds” arrangements. Rule 12d1-4 was effective as of January 19, 2021 and its requirements have been implemented by the Funds that will be part of a fund of funds arrangement.
Exchange-Traded Products. Each Fund may invest in exchange traded products (“ETPs”), which include ETFs, partnerships, commodity pools or trusts that are bought and sold on a securities exchange. ETPs trade like stocks on a securities exchange at market price rather than NAV and, as a result, ETP shares may trade at a price greater than NAV (premium) or less than NAV (discount). A Fund may also invest in exchange-traded notes (“ETNs”), which are structured debt securities, whereby the issuer of the ETN promises to pay ETN holders the return on an index or market segment over a certain period of time and then return the principal of the investment at maturity. Whereas ETPs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Therefore, ETNs are subject to the credit risk of the issuer of the ETN, which is different than other ETPs. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer. Most ETPs and ETNs are designed to track a particular market segment or index, although an ETP or ETN may be actively managed. ETPs and ETNs share expenses associated with their operation, typically including advisory fees and other management expenses. When a Fund invests in an ETP or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETP’s or ETN’s expenses. ETPs and ETNs trade like stocks on a securities exchange at market prices rather than NAV and as a result ETP or ETN shares may trade at a price greater than NAV (premium) or less than NAV (discount). The risks of owning an ETP or ETN generally reflect the risks of owning the underlying securities the ETP or ETN is designed to track, although lack of liquidity in an ETP or ETN could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETP or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETP or ETN.
Additionally, the Funds may invest in swap agreements referencing ETFs. If the Funds invest in ETFs or swap agreements referencing ETFs, the underlying ETFs may not necessarily track the underlying index.
Money Market Funds. Money market funds are open-end registered investment companies that historically have traded at a stable $1.00 per share price. However, money market funds that do not meet the definition of a “retail money market fund” or “government money market fund” under the 1940 Act are required to transact at a floating NAV per share (i.e., in a manner similar to how all other non-money market mutual funds transact), instead of at a $1.00 stable share price. Money market funds may also impose liquidity fees and redemption gates for use in times of market stress. If a Fund invests in a money market fund with a floating NAV, the impact on the trading and value of the money market instruments may negatively affect the Fund's return potential.
Repurchase Agreements
A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. A Fund may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See “Illiquid Investments and Restricted Securities” above.
A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited.
Reverse Repurchase Agreements
A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities. During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.
Securities Lending
Each Fund may lend portfolio securities to certain borrowers that Rafferty determines to be creditworthy. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned, marked to market daily. Borrowers continuously secure their obligations to return securities on loan from a Fund by depositing any combination of short-term U.S. government securities and cash as collateral with a Fund. No securities loan will be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by a Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received) or such lower limit as set by Rafferty or the Board. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have received if the securities were not on loan. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Funds is typically compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is typically compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. A Fund may also receive such fees on “special” loans that are cash-collateralized. Any cash collateral may be reinvested in money market funds. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee. However, such investments are subject to investment risk.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return of cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund could experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. A Fund could lose money if its investment of cash collateral declines in value over the period of the loan. Substitute payments for dividends received by a Fund while its securities are loaned out will not be considered qualified dividend income.
Short Sales
A Fund may engage in short sale transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. A Fund will also incur transactions costs when conducting short sales.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will: (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.
A Fund will incur a loss as a result of a short sales or short exposure to reference assets utilizing derivatives if the price of the security or reference asset increases between the date of the short sale or exposure and the date on which a Fund replaces the borrowed security or terminates the derivatives providing short exposure. A Fund will realize a gain if the price of a security or reference asset declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss will be increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale or derivatives that provide short exposure.
Swap Agreements
A Fund may enter into swap and other derivatives to obtain exposure to an underlying asset without actually purchasing such asset. Swap agreements are generally two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on, or increase/decrease, in value of a particular dollar amount invested in a security or “basket” of securities representing a particular index or an exchange-traded fund (“ETF”) representing a particular index or group of securities.
Each Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., security, an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which, the specified asset or indicator would decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.
As a result, the swap has a similar economic effect as if a Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by a Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.
As a trading technique, Rafferty may substitute physical securities with a swap having investment characteristics substantially similar to the underlying securities.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swaps are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties or clearing organization to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap by entering into an offsetting swap with the same or another party. In addition, a Fund may use a combination of swaps on the Index and/or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may deviate from the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its underlying index as it would if a Fund used only swaps on the Index. Rafferty, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of a Fund’s transactions in swaps.
Common Types of Swaps
A Fund may enter into any of several types of swaps, including:
Total Return Swaps. Total return swaps may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.
Interest Rate Swaps. Interest rate swaps, in their most basic form, involve the exchange by a Fund with another party of their respective commitments to pay or receive interest. For example, a Fund might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates. Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease a Fund’s exposure to long- or short-term interest rates. For example, a Fund may enter into an interest rate swap to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date.
Other Financial Instruments. Other forms of swaps that a Fund may enter into include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Mechanics of Swaps
Payments. Most swaps entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of the reference entity. A Fund’s current obligations under most swaps (e.g., total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash or other assets determined to be liquid. However, typically no payments will be made until the settlement date. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.
Counterparty Credit Risk. A Fund will not enter into any uncleared swap (i.e., not cleared by a central counterparty) unless Rafferty believes that the other party to the transaction is creditworthy. The counterparty to an uncleared swap will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swaps, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. The counterparty risk for cleared swaps is generally lower than for uncleared over-the-counter swaps because, in a cleared swap, a clearing organization becomes substituted for each counterparty to a cleared swap. The clearing organization takes on the obligations of each side of the swap and a Fund would only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a cleared swap, a Fund may be required to deposit with its futures commission merchant an amount of cash or cash equivalents equal to a small percentage of the notional amount (this amount is subject to change by the clearing organization that clears the trade). This amount is in the nature of a performance bond or good faith deposit on the cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the swap and thus are amortized through the subsequent payments. The subsequent payment also includes the daily portion of the periodic payment stream.
Termination and Default Risk. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
Swap Regulation
In recent years, regulators across the globe, including the CFTC and the U.S. banking regulators, have adopted collateral requirements applicable to uncleared swaps. While a Fund is not directly subject to these requirements, where a Fund’s counterparty is subject to the requirements, uncleared swaps between a Fund and that counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of collateral, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless a Fund is in default on its obligations to the swap counterparty.
In addition to the marked-to-market collateral requirements, regulators have adopted “initial” collateral requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any marked-to-market collateral noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). Effective September 1, 2022, the initial collateral rules will apply to the swap trading relationships of Funds with average aggregate notional amounts that exceed $8 billion. These rules may impose significant costs on a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect Rafferty’s ability to manage a Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to a Fund’s investors.
Comprehensive swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing collateral requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination. During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by a Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to a Fund may not be sufficient to cover all the amounts due to a Fund and the Fund may sustain a loss. Rules requiring initial collateral to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial collateral in addition to marked-to-market collateral.
Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.
In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) initial collateral. The initial collateral requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional collateral above the amount required by the central counterparty. During the term of the swap agreement, an additional collateral amount may also be required to be paid by a Fund or may be received by a Fund in accordance with collateral controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional amounts to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the collateral amount, the collateral amount is paid to the FCM along with any loss in excess of the collateral amount. If a Fund has a loss of less than the collateral amount, the excess collateral is returned to a Fund. If a Fund has a gain, the full collateral amount and the amount of the gain is paid to a Fund.
Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to correctly predict which types of investments are likely to produce greater returns. If the Adviser, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of a Fund will be less than its performance would have been if it had not used the swap agreements. The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any collateral at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.
Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity.
Rafferty, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of a Fund’s swap transactions. Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of a Fund’s identity as intended. Certain IRS positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.
Risks of uncleared swaps. Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Adviser will only approve a swap agreement counterparty for a Fund if the Adviser deems the counterparty to be creditworthy. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.
Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There is also a risk of loss by a Fund of the initial and variation collateral deposits in the event of bankruptcy of the FCM with which a Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available funds and collateral segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.
With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional collateral requirements with respect to a Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in collateral above the amount that is required at the initiation of the swap agreement. Currently, depending on a number of factors, the collateral required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain requirements on uncleared swaps in the near future, which are likely to impose higher collateral requirements on uncleared swaps.
Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.
Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher collateral requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.
Unrated Debt Securities
A Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
U.S. Government Securities
A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”) in pursuit of its investment objective, in order to deposit such securities as initial or variation margin, as “cover” for the investment techniques it employs, as part of a cash reserve or for liquidity purposes.
U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury Department (“U.S. Treasury”) or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.
Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities. U.S. government securities include U.S. Treasury obligations, which includes U.S. Treasury Bills (which mature within one year of the date they are issued), U.S. Treasury Notes (which have maturities of one to ten years) and U.S. Treasury Bonds (which generally have maturities of more than 10 years). All such U.S. Treasury obligations are backed by the full faith and credit of the United States.
U.S. government securities also include obligations issued by U.S. government agencies and instrumentalities (“GSEs”) that are backed by the full faith and credit of the U.S. government (such as securities issued or guaranteed by the Federal Housing Administration, Ginnie Mae®, the Export-Import Bank of the United States, the General Services Administration and the Maritime Administration and certain securities issued by the Small Business Administration).
Also, U.S. government securities include securities that are guaranteed by U.S. government-sponsored entities that are not backed by the full faith and credit of the U.S. government (such as Fannie Mae, Freddie Mac, or the Federal Home Loan Banks). These U.S. government-sponsored entities, although chartered and sponsored by the U.S. Congress, are not guaranteed, nor insured, by the U.S. government. They are supported only by the credit of the issuing agency, instrumentality or corporation.
Since 2008, Fannie Mae and Freddie Mac have been in conservatorship and have received significant capital support through U.S. Treasury preferred stock purchases, as well as U.S. Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase Fannie Mae and Freddie Mac preferred stock) have imposed strict limits on the size of their mortgage portfolios. The MBS purchase programs technically ended in 2010 but the U.S. Treasury has continued its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012 and other governmental entities have provided significant support to Fannie Mae and Freddie Mac. There is no guarantee, however, that they will continue to do so. An FHFA stress test suggested that in a “severely adverse scenario” additional Treasury support of between $42.1 billion and $77.6 billion (depending on the treatment of deferred tax assets) might be required. Since then Congress has permanently reduced the corporate income tax rate from 35% to 21% starting January 1, 2018. This reduction could cause a substantial net loss and net worth deficit for the year in which the legislation is enacted. Should they experience such a net worth deficit, they could be required to draw additional funds from the U.S. Treasury to avoid being placed in receivership. Accordingly, no assurance can be given that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and MBSs that they issue.
In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that Fannie Mae and Freddie Mac increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by Fannie Mae or Freddie Mac on or after April 1, 2012 and before January 1, 2022. Nevertheless, discussions among policymakers have continued as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured, or eliminated altogether. In September 2019, the U.S. Treasury released its plan to reform the housing finance system, which includes reforms to Fannie Mae and Freddie Mac. The impact of these reforms are not yet known. Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations related to certain accounting, disclosure, or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Congress is currently considering several pieces of legislation that would reform GSEs, proposing to address their structure, mission, portfolio limits, and guarantee fees, among other issues.
U.S. Government Sponsored Enterprises
U.S. government sponsored enterprises (“GSE”) securities are securities issued by the U.S. government or its agencies or instrumentalities. Some obligations issued by GSEs are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality and others only by the credit of the agency or instrumentality. Those securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. government currently provides financial support to such GSEs or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.
Certain U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Others, such as securities issued by Fannie Mae® and Freddie Mac®, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to GSEs or instrumentalities if it is not legally obligated to do so. A fund will invest in securities of such instrumentalities only when Rafferty is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

When-Issued Securities
A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date. A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction. A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested. If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.
Zero-Coupon, Payment-In-Kind and Strip Securities
A Fund may invest in zero-coupon, payment-in-kind and strip securities of any rating or maturity. Zero-coupon securities make no periodic interest payment but are sold at a deep discount from their face value, otherwise known as “original issue discount” or “OID.” The buyer earns a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The OID varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality. If the issuer defaults, a Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon security holders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than securities paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the securities reflect a fixed rate of return. Payment-in-kind securities allow the issuer, at its option, to make current interest payments either in cash or in additional debt obligations of the issuer. Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments.
An investment in zero-coupon securities and delayed interest securities (which do not make interest payments until after a specified time) may cause a Fund to recognize income and be required to make distributions thereof to shareholders before it receives any cash payments on its investment. Moreover, even though payment-in-kind securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders. See “Dividends, Other Distributions and Taxes – Income from Zero Coupon and Payment-in-Kind Securities.” Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements.
A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities. Like zero-coupon securities and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.
Other Investment Risks and Practices
Borrowing. A Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for a Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for shareholders will be reduced.
A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.
As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

Under current pronouncements, certain obligations under futures contracts, forward contracts and swap agreements to the extent that a “covers” its obligations as discussed in the “Futures Contracts, Options, and Other Derivatives Strategies” section will not be considered a “senior security” and, therefore, will not be subject to the 300% asset coverage requirements otherwise applicable to borrowings.
Portfolio Turnover. The Trust anticipates that each Fund’s annual portfolio turnover may vary year to year. A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose terms-to-maturity at the time of acquisition were less than 397 days, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining terms-to-maturity of less than 397 days are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have remaining terms-to-maturity of less than 397 days. In any given period, all of a Fund’s investments may have remaining terms-to-maturity of less than 397 days; in that case, the portfolio turnover rate for that period would be equal to zero. However, each Fund’s portfolio turnover rate calculated with all securities whose terms-to-maturity were less than 397 days is anticipated to be unusually high.
High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of increased net capital gains, if any, recognized as a result of the sales. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.
Cybersecurity Risk
The Funds may be susceptible to operational risks through breaches in cybersecurity. A cybersecurity incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, investor data, or proprietary information, or cause a Fund or a service provider to suffer data corruption or lose operational functionality. A cybersecurity incident could, among other things, result in the loss or theft of investor data or funds, employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Funds. For example, if a cybersecurity incident results in a denial of service, Employees could be unable to access electronic systems to perform critical duties for the Funds, such as trading, NAV calculation, shareholder accounting or fulfillment of Fund share purchases and redemptions. Cybersecurity incidents could cause a Fund, the Funds' Adviser or any of its service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause a Fund to violate applicable privacy and other laws. The Funds' Adviser and service providers have established risk management program and systems that seek to reduce the risks associated with cybersecurity, as well as business continuity plans in the event there is a cybersecurity breach. However, there is no guarantee that such efforts will succeed, especially since a Fund does not directly control the cybersecurity systems of the issuers of securities in which each Fund invests or the Funds' third party service providers (including the Funds' transfer agent and custodian).
Investment Restrictions
The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders’ meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced within three days (not including Sundays and holidays), or such longer period as may be permitted by the 1940 Act, to the extent necessary to comply with the one-third limitation.
Each Fund may not:
1.
Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
2.
Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.
Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
4.
Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry. However, each Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as its underlying index is so concentrated.
5.
Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.
6.
Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.
7.
Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities or other investment company securities.
Portfolio Transactions and Brokerage
Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities and derivatives for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations thereunder.
When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.
In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in a Fund's underlying index and seeks to execute trades of such securities at the commission rates reasonably available. With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. Each Fund believes that the requirement to always seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. In addition to commission rates, when selecting a broker for a particular transaction, Rafferty considers the following factors, among others: the broker’s availability, willingness to commit capital, reputation and integrity, facilities reliability, access to research, execution capacity and responsiveness.
For purchases and sales of derivatives (i.e., financial instruments whose value is derived from the value of an underlying asset, interest rate or index), Rafferty evaluates counterparties on the following factors: reputation and financial strength; execution prices, commission costs, ability to handle complex orders; ability to provide prompt and full execution; accuracy of reports and confirmation provided; reliability; type and quality of research provided; financing and other associated costs related to the transaction; and whether the total cost or proceeds in each transaction is the most favorable under the circumstances.
Rafferty may use research and services provided to it by brokers in servicing a Fund; however, not all such services may be used by Rafferty in connection with a Fund. While the receipt of such information and services is useful in varying degrees and may reduce the amount of research or services otherwise provided to a Fund by Rafferty, the receipt of such information and these services does not reduce the investment advisory fee paid by a Fund.
Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.
No brokerage commissions are provided for the Funds because they had not commenced operations prior to the date of this SAI.
Portfolio Holdings Information
A Fund’s portfolio holdings are disclosed on the Funds' website at www.direxion.com each day the Funds is open for business. In addition, disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
The portfolio composition file (“PCF”), which contains portfolio holdings information, is also made available daily, including to the Fund's service providers to facilitate the provision of services to the Fund and to certain other entities as necessary for transactions in Creation Units. Such entities include: (i) National Securities Clearing Corporation (“NSCC”) members; (ii) subscribers to various fee-based services, including entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Funds in the secondary market; (iii) investors that have entered into an “Authorized Participant Agreement” with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”); and (iv) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management including personnel of the Adviser and the Funds' distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.
In addition, the Funds' Chief Compliance Officer (“CCO”) may grant exceptions to permit additional disclosure of the complete portfolio holdings information to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information. In this regard, from time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request such information. The CCO shall report any disclosures made pursuant to this exception to the Board.
Management of the Trust
The Board of Trustees
The Trust is governed by its Board of Trustees (the “Board”). The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds' investment activities, in accordance with federal law and the law of the State of Delaware, as well as the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including Rafferty, which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including personnel from Rafferty. The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other professionals as appropriate.
Risk Oversight
Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Rafferty, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board, in the exercise of its reasonable business judgment performs its risk management oversight directly and, as to certain matters, through its committees (described below) and through the Board members who are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”). The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.
The Board has adopted, and periodically reviews, policies and procedures designed to address risks to the Trust and the Funds. In addition, under the general oversight of the Board, Rafferty and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.
The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. The Trust’s CCO and senior officers of Rafferty regularly report to the Board on a range of matters, including those relating to risk management. The Board also regularly receives reports from Rafferty and U.S. Bancorp Fund Services, LLC (“USBFS”) with respect to the Funds' investments. In addition to regular reports from these parties, the Board also receives reports regarding other service providers to the Trust, either directly or through Rafferty, USBFS or the CCO, on a periodic or regular basis. At least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds' compliance program. Also, the Board receives regular reports, presentations and other information from Rafferty, including in connection with the Board’s consideration of the renewal of each of the Trust’s agreements with Rafferty and the Trust’s distribution plan under Rule 12b-1 under the 1940 Act.
The CCO reports regularly to the Board on Fund valuation matters. The Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds' compliance program.
Board Structure and Related Matters
Independent Trustees constitute at least two-thirds of the Board. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee and the Qualified Legal Compliance Committee. For example, the Audit Committee is responsible for specific matters related to oversight of the Funds' independent auditors, subject to approval of the Audit Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.
The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Chairman of the Board is not an Independent Trustee and the Board has chosen not to have a lead Independent Trustee. However, the Board believes that its leadership structure, including its Independent Trustees and Board committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of series overseen by the Board, the arrangements for the conduct of the Funds' operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of series in the complex.
The Trust is part of the Direxion Family of Investment Companies, which is comprised of the 128 portfolios within the Trust, 11 portfolios within the Direxion Funds and no portfolios within the Direxion Insurance Trust. The same persons who constitute the Board also constitute the Board of Trustees of the Direxion Funds and the Direxion Insurance Trust.
The Board holds four regularly scheduled meetings each year and the Independent Trustees hold one additional meeting in connection with the annual contract renewals. The Board may hold special meetings, as needed, to address matters arising between regular meetings. During a portion of each meeting, the Independent Trustees meet outside of management’s presence. The Independent Trustees may hold special meetings, as needed.
The Trustees of the Trust are identified in the tables below, which provide information regarding their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust as of the date of this SAI. Each of the Trustees of the Trust also serve on the Board of the Direxion Funds and Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex. Unless otherwise noted, an individual’s business address is 1301 Avenue of the Americas (6th Avenue), 28th Floor, New York, New York 10019.
Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 53	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Chief Executive Officer, Rafferty Asset Management, LLC, since 2021; Managing Director, Rafferty Asset Management, LLC, January 1999 – January 2019.	139	None.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl(2) Age: 45	Trustee Chief Compliance Officer Secretary	Lifetime of Trust until removal or resignation; Since 2022 One Year; Since 2018 One Year; Since 2011	Chief Operating Officer, Rafferty Asset Management, LLC since May 2021; General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	139	None.
Independent Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
David L. Driscoll Age: 52	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP, since 2003; Member, Kendrick LLC, since 2006.	139	None.
Jacob C. Gaffey Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director, Loomis & Co., 2012-2019.	139	None.
Henry W. Mulholland Age: 58	Trustee	Lifetime of Trust until removal or resignation; Since 2017	Managing Partner, Grove Hill Partners LLC, since 2016.	139	None.
Kathleen M. Berkery Age: 54	Trustee	Lifetime of Trust until removal or resignation; Since 2019	Chief Financial Officer, Student Sponsor Partners, since November 2021; Senior Manager- Trusts & Estates, Rynkar, Vail & Barrett, LLC, since 2018; Financial Advisor, Lee, Nolan & Koroghlian Life Planning Group, 2010-2017.	139	None.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Carlyle Peake Age: 50	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Head of US & LATAM Debt Syndicate, BBVA Securities, Inc., since 2011.	139	None.
Mary Jo Collins Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2022	Managing Director, Imperial Capital LLC, since 2020; Director, Royal Bank of Canada, 2014- 2020.	139	None.
(1)
Mr. O’Neill is affiliated with Rafferty because he serves as an officer of and owns a beneficial interest in Rafferty.
(2)
Ms. Brickl is affiliated with Rafferty because she serves as an officer of Rafferty.
(3)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.
In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.
Daniel D. O’Neill: Mr. O’Neill has extensive experience in the investment management business, including as managing director of Rafferty. Mr. O’Neill was the Managing Director of Rafferty from 1999 through January 2019 and Chief Executive Officer at Rafferty since 2021.
David L. Driscoll: Mr. Driscoll has extensive experience with risk assessment and strategic planning as a partner and manager of various real estate partnerships and companies.
Jacob C. Gaffey: Mr. Gaffey has extensive experience with providing investment banking and valuation services to various companies.
Henry W. Mulholland: Mr. Mulholland has extensive experience with equity trading, risk management, equity market structure as well as managing regulatory and compliance matters.
Kathleen M. Berkery: Ms. Berkery has extensive experience with estate planning, estate administration, fiduciary income taxation, financial planning, finance, as well as business sales and development, and marketing.
Carlyle Peake: Mr. Peake has extensive global capital markets experience, as well as experience with client relations and sales of securities by issuers and investors and valuing, structuring, and negotiating complex debt issues for corporate and sovereign entities.
Mary Jo Collins: Ms. Collins has extensive experience evaluating credit risk of investment grade securities, including corporate bonds, preferred stocks, and hybrid securities, as well as managing relationships with retail and institutional investors.
Board Committees
The Trust has an Audit Committee, consisting of Messrs. Driscoll, Gaffey, and Mulholland and Ms. Berkery, each of whom is an Independent Trustee. The primary responsibilities of the Trust’s Audit Committee are set forth in its charter, which include making recommendations to the Board as to the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the auditors), supervising investigations into matters relating to audit matters, reviewing with the independent registered public accounting firm of the results of audits, and addressing any other matters regarding audits. The Audit Committee met three times during the Trust’s most recent fiscal year.
The Trust also has a Nominating and Governance Committee, consisting of Messrs. Driscoll, Gaffey and Mulholland and Ms. Berkery, each of whom is an Independent Trustee. The primary responsibilities of the Nominating and Governance Committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates. In evaluating Board member candidates, the Nominating and Governance Committee considers the extent to which potential candidates possess sufficiently diverse skill sets and diversity characteristics that would contribute to the Board’s overall effectiveness. The Nominating and Governance Committee will consider nominees recommended by shareholders. Such recommendations should be in writing and addressed to a Fund with attention to the Nominating and Governance Committee Chair. The recommendations must include the following preliminary information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance. The Nominating and Governance Committee met three times during the Trust’s most recent fiscal year.
The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. Driscoll, Gaffey and Mulholland and Ms. Berkery, each of whom is an Independent Trustee. The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust. The Audit Committee serves as the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee did not meet during the Trust’s most recent fiscal year.
Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 1301 Avenue of the Americas (6th Avenue), 28th Floor, New York, New York 10019. As of the date of this SAI, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(1) Age: 53	Chief Executive Officer	One Year; Since 2021	Chief Executive Officer, Rafferty Asset Management, LLC, since 2021; Managing Director of Rafferty Asset Management, LLC, January 1999 – January 2019.	N/A	N/A
Patrick J. Rudnick Age: 48	Principal Executive Officer	One Year; Since 2018	Senior Vice President, Rafferty Asset Management, LLC, since March 2013.	N/A	N/A
Angela Brickl Age: 45	Chief Compliance Officer Secretary	One Year; Since 2018 One Year; Since 2011	General Counsel, Rafferty Asset Management LLC, since October 2010; Chief Compliance Officer, Rafferty Asset Management, LLC, since September 2012.	N/A	N/A
Corey Noltner Age: 33	Principal Financial Officer	One Year; Since 2021	Senior Business Analyst, Rafferty Asset Management, LLC, since October 2015.	N/A	N/A
(1)
Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.
Because the Funds had not commenced operations prior to the date of this SAI, no Trustee owned Shares of the Funds as of the calendar year ended December 31, 2021.
The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2021:
Dollar Range of Equity Securities Owned:	Interested Trustee:	Independent Trustees:
	Daniel D. O’Neill	David L. Driscoll	Jacob C. Gaffey	Henry W. Mulholland	Kathleen M. Berkery
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies(1)	Over $100,000	$0	$0	$0	$0
(1)
The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this SAI, offers for sale to the public 82 of the 128 funds registered with the SEC, the Direxion Funds which, as of the date of this SAI, offers for sale to the public 11 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this SAI, does not have any funds registered with the SEC.
The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
No officer, director or employee of Rafferty receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust’s fiscal year ended October 31, 2021:
Name of Person, Position	Aggregate Compensation From the Trust(1)	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Family of Investment Companies Paid to the Trustees(2)
Interested Trustee
Daniel D. O’Neill	$0	$0	$0	$0
Independent Trustees
David L. Driscoll	$106,875	$0	$0	$142,500
Jacob C. Gaffey	$106,875	$0	$0	$142,500
Henry W. Mulholland	$106,875	$0	$0	$142,500
Kathleen M. Berkery	$106,875	$0	$0	$142,500
(1)
Trustee compensation is allocated across the operational Funds of the Trust based on the proportion of the Fund’s net assets to the total net assets of the operational Funds of the Trust.
(2)
For the fiscal year ended October 31, 2021, Trustees’ fees and expenses in the amount of $427,500 were incurred by the Trust.
(3)
Angela Brickl, Mary Jo Collins and Carlyle Peake were elected to the Board of Trustees on March 11, 2022 and therefore were not Trustees as of the fiscal year ended October 31, 2021.
Principal Shareholders, Control Persons and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.
Because the Funds had not commenced operations prior to the date of this SAI, the Funds did not have control persons or principal shareholders and the Trustees and Officers did not own shares of the Funds.
Investment Adviser
Rafferty, 1301 Avenue of the Americas (6th Avenue), 28th Floor, New York, New York 10019, provides investment advice to the Funds. Rafferty was organized as a New York limited liability company in June 1997. Michael Rafferty and Kathleen Rafferty Hay control Rafferty through their ownership in Rafferty Holdings, LLC and Daniel D. O’Neill controls Rafferty through his ownership in Minakian Partners, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between Rafferty and the Trust, on behalf of each Fund dated August 13, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Rafferty shall not be liable to the Trust or any Fund for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.
The Advisory Agreement was initially approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of each Fund in compliance with the 1940 Act. After an initial approval period of two years, the Advisory Agreement is renewable with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast at a meeting called for that purpose, of a majority of the Independent Trustees of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund. The Advisory Agreement automatically terminates on assignment and is terminable upon a 60-day written notice either by the Trust or Rafferty.
Under the Advisory Agreement, each Fund pays Direxion 0.50% at an annualized rate based on a percentage of each Fund's average daily net assets.
Rafferty has entered into an Operating Services Agreement with the Funds. Under this Operating Services Agreement, Rafferty, in exchange for an Operating Services Fee rate paid to Rafferty by each Fund, has contractually agreed to pay all Fund expenses as long as it is advisor of the Funds other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses such as indemnification and litigation or other expenses outside the typical day-to-day operations of the Funds. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
No advisory fees had been paid by the Funds because they had not commenced operations prior to the date of this SAI.
Pursuant to the Management Services Agreement, Rafferty performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers as requested or as deemed necessary; and other services that are described in the Management Services Agreement. For these services, the Trust pays to Rafferty a fee at the annual rate of 0.026% on the first $10 billion of the aggregate average daily net assets of the Funds in the Trust and 0.024% on the aggregate net assets above $10 billion.
No management services fees have been paid because the Funds had not commenced operations prior to the date of this SAI.
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the Funds' distributor have adopted Codes of Ethics. These codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.
Portfolio Managers
Paul Brigandi and Tony Ng are jointly and primarily responsible for the day-to-day management of the Funds. An investment trading team of Rafferty employees assists Mr. Brigandi and Mr. Ng in the day-to-day management of the Funds subject to their primary responsibility and oversight. The Portfolio Managers work with the investment trading team to decide the target allocation of each Fund’s investments and, on a day-to-day basis, an individual portfolio trader executes transactions for the Funds consistent with the target allocation. The members of the investment trading team rotate periodically among the various series of the Trust, including the Funds, so that no single individual is assigned to a specific Fund for extended periods of time.
In addition to the Funds, Mr. Brigandi and Mr. Ng manage the following other accounts as of March 31, 2022:
Accounts	Total Number of Accounts	Total Assets (In Billions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	90	$28.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Rafferty manages no other accounts with investment objectives similar to those of the Funds. However, two or more funds advised by Rafferty may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions. Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which funds purchasing or selling the same security receive the same closing price.
Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment team. However, other actual or apparent conflicts of interest may arise in connection with the day-to-day management of a Fund and other accounts. The management of a Fund and other accounts may result in unequal time and attention being devoted to a Fund and other accounts. Rafferty’s management fees for the services it provides to other accounts varies and may be higher or lower than the advisory fees it receives from a Fund. This could create potential conflicts of interest in which the portfolio manager may appear to favor one investment vehicle over another resulting in an account paying higher fees or one investment vehicle out performing another.
The investment team’s compensation is paid by Rafferty. Their compensation primarily consists of a fixed base salary and a bonus. The investment team’s salary is reviewed annually and increases are determined by factors such as performance and seniority. Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm. The investment team’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used. Along with all other employees of Rafferty, the investment team may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.
Mr. Brigandi and Mr. Ng did not own any shares of the Funds as of March 31, 2022.
Proxy Voting Policies and Procedures
The Board has adopted policies and procedures with respect to voting proxies (the “Proxy Policy”) related to portfolio securities of the Funds. Pursuant to these policies and procedures the Board of the Trust has delegated responsibility for voting such proxies to the Adviser, subject to the Board’s continuing oversight.
The Proxy Policy is intended to protect shareholder interests and comply with applicable state and federal corporate and securities laws. It applies to any voting rights with respect to securities held in accounts of the Funds. To assist the Adviser in its responsibility for voting proxies and administering the overall proxy voting process, the Adviser has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS is a subsidiary of Vestar Capital Partners VI, L.P.; a leading U.S. middle market private equity firm. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. ISS issues monthly reports which are reviewed by the Adviser to assure proxies are being voted properly. The Adviser and ISS also perform checks on a quarterly basis to match the voting activity with available shareholder meeting information. ISS’ management meets on a regular basis to discuss its approach to new developments and amendments to existing proxy voting guidelines (the “Guidelines”). Information on such developments and amendments are then provided to the Adviser.
The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests and rights. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, the Adviser will be consulted by ISS on non-routine issues. Proxy issues and factors considered when resolving proxy issues in the Guidelines include, but are not limited to:
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Election of Directors – considering all factors such as director qualifications, term of office and age limits.
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Proxy Contests – considering factors such as voting nominees in contested elections and reimbursement of expenses.
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Election of Auditors – considering factors such as independence and reputation of the auditing firm.
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Proxy Contest Defenses – considering factors such as board structure and cumulative voting.
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Tender Offer Defenses – considering factors such as poison pills (stock purchase rights plans) and fair price provisions.
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Miscellaneous Governance Issues – considering factors such as confidential voting and equal access.
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Capital Structure – considering factors such as common stock authorization and stock distributions.
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Executive and Director Compensation – considering factors such as performance goals and employee stock purchase plans.
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State of Incorporation – considering factors such as state takeover statutes and voting on reincorporation proposals.
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Mergers and Corporate Restructuring – considering factors such as spin-offs and asset sales.
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Mutual Fund Proxy Voting – considering factors such as election of directors and proxy contests.
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Social and Corporate Responsibility Issues – considering factors such as social, environmental, and labor issues.
A full description of the Guidelines and voting policy is maintain by the Adviser, and a complete copy of the Guidelines is available without charge, upon request by calling the Adviser at (866) 476-7523.
Conflicts of Interest

From time to time, proxy issues may pose a material conflict of interest between the Funds' shareholders and the Adviser, the Distributor or any affiliates thereof. Due to the limited nature of the Adviser’s activities (e.g., no underwriting business, no publicly-traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it is the duty of the Adviser to monitor potential conflicts of interest. In the event a conflict of interest arises, the Adviser will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines.
Proxy Voting Recordkeeping
The Adviser, with the assistance of ISS, maintains for a period of at least five years, a record of each proxy statement received and materials that were considered when the proxy was voted during the calendar year. Information on how the Funds voted proxies relating to portfolio securities for the 12-month (or shorter) period ended June 30 is available without charge, upon request, by calling the Adviser at (866) 476-7523 or on the SEC’s website at http://www.sec.gov.
Fund Administrator, Fund Accounting Agent, Transfer Agent and Custodian
U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds' administrator. The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286, serves as the Funds' fund accounting agent, transfer agent, and custodian. Rafferty also performs certain administrative services for the Funds.
Pursuant to a Fund Administration Servicing Agreement between the Trust and USBFS, USBFS provides the Trust with administrative and management services (other than those provided by Rafferty). As compensation for these services, the Trust pays USBFS a fee based on the Trust’s total average daily net assets. USBFS also is entitled to certain out-of-pocket expenses.
Pursuant to a Fund Accounting Agreement between the Trust and BNYM, BNYM provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these accounting services, the Trust pays BNYM a fee based on the Trust’s total average daily net assets and a minimum annual per fund fee, subject to certain negotiated fee waivers. BNYM also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
Pursuant to a Custody Agreement, BNYM serves as the custodian of a Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee based on the Trust’s total average daily net assets and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.
Pursuant to a Transfer Agency and Service Agreement between the Trust and BNYM, BNYM provides the Trust with transfer agency services, which includes Creation and Redemption Unit order processing.
No administrative and accounting services fees, custodian fees or transfer agent fees are shown for the Funds because they had not commenced operations prior to the date of this SAI.
Securities Lending
Each Fund has entered into a Securities Lending Authorization Agreement with BNYM (the “Securities Lending Agreement”) whereby BNYM will be the Lending Agent for each Fund. Each Fund retains a portion of the securities lending income and remits the remaining portion to BNYM as compensation for its services as securities lending agent. Securities lending income is generally equal to the net income earned from the reinvestment of cash collateral after payment of cash collateral fees, and any fees or other payments from borrowers of securities.
BNYM acts as agent to the Trust to lend available securities with any person on its list of approved borrowers. BNYM determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. BNYM ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to a Fund’s relevant account on the date such amounts are delivered by the borrower to BNYM. BNYM receives and holds, on a Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. BNYM marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 102% of the market value of the loaned securities. At the termination of the loan, BNYM returns the collateral to the borrower upon the return of the loaned securities to BNYM. BNYM invests cash collateral in accordance with the Securities Lending Agreement. BNYM maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to a Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. Each Fund shall receive the net securities lending revenue based on the securities lent from its holdings. A Fund may also pay custodial fees and other expenses associated with a loan.
The Funds did not have any securities lending activity as of the date of this SAI because they had not yet commenced operations.

Distributor
Foreside Fund Services, LLC, located at 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares. The Distributor is a broker-dealer registered with the SEC under the Exchange Act and a member of the Financial Industry Regulatory Authority. The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below. The Distributor will not sell or redeem Shares in quantities less than Creation Units. The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it. Pursuant to a written agreement, the Adviser pays the Distributor for distribution-related services.
The Adviser may pay certain broker-dealers, banks and other financial intermediaries, from its own resources, for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including each Fund, or for other activities such as participating in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and its clients. These amounts, which may be significant, are paid by the Adviser from its own resources and not from the assets of funds managed by the Adviser. Although a portion of the Adviser’s revenue comes directly or indirectly in part from fees paid by each Fund, other ETFs advised by the Adviser or other exchange-traded products, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or other funds managed by the Adviser.
Distribution Plan
Rule 12b-1 under the 1940 Act, as amended, (the “Rule”) provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Rule 12b-1 Distribution Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts. The Distributor, as the Funds' principal underwriter, and Rafferty may have a direct or indirect financial interest in the Rule 12b-1 Plan or any related agreement. Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to 0.25% of the Fund’s average daily net assets. No Rule 12b-1 fee is currently being charged to the Funds.
The Rule 12b-1 Plan was approved by the Board, including a majority of the Independent Trustees of the Funds. In approving the Rule 12b-1 Plan, the Trustees determined that there is a reasonable likelihood that the Rule 12b-1 Plan will benefit each Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Rule 12b-1 Plan and the purpose for which such expenditures were made.
The Rule 12b-1 Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services. The Distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund. In addition, the Rule 12b-1 Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.
Independent Registered Public Accounting Firm
Ernst & Young LLP (“EY”), 700 Nicollet Mall, Suite 500, Minneapolis, Minnesota, 55402, is the independent registered public accounting firm for the Trust.
Legal Counsel
The Trust has selected K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.
Determination of Net Asset Value
A fund’s share price is known as its NAV. Each Fund’s share price is calculated as of 2:30 p.m. Eastern Time (“Valuation Time”), each day the NYSE is open for business (“Business Day”). The NYSE is open for business Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day. NYSE holiday schedules are subject to change without notice.

If the exchange or market on which a Fund’s investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. Dollar may fluctuate when foreign markets are open but a Fund is not open for business.
A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price or settlement price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each Business Day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
For purposes of determining NAV per share of a Fund, options and futures contracts are valued based on market quotations or the last sales or settlement price of the exchange on which an asset trades. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued. A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.
With respect to the Fund’s assets that are invested in one or more open-end management investment company (other than ETFs), or the Subsidiary, the Fund’s NAV will be calculated based upon the NAVs of such investments.
For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are generally translated to U.S. Dollar equivalents using the foreign currency exchange rate in effect at 4:00 p.m. London time. Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board. U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).
OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used.
Swap contracts are valued based on the value of the swap contract’s reference asset and are marked-to-market each day a shares price is calculated.
Dividend income and other distributions are recorded on the ex-distribution date.
Illiquid securities, securities for which market prices are not readily available or are deemed unreliable, including due to a significant event occurring in the market, the security or asset will be valued at fair value as determined in good faith under procedures established by, the Trustees.
Additional Information Concerning Shares
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. The Board may designate additional series of beneficial interest and classify Shares of a particular series into one or more classes of that series.
All Shares of the Trust are freely transferable. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter. Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares. The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of the applicable Fund.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least

10% of the outstanding Shares of the Trust, the Trust will call a meeting of a Fund’s shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.
The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.
If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.
Book Entry Only System
The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.
DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by Beneficial owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.
Purchases and Redemptions
The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units. The number of Shares of a Fund that constitute a Creation Unit is 25,000.
See “Purchase and Issuance of Shares in Creation Units” and “Redemption of Creation Units” below. The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Adviser or for any other reason.
Purchase and Issuance of Creation Units
The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV next determined after receipt, on any Business Day (as defined above), of an order in proper form.
Creation Units of Shares may be purchased only by or through a DTC participant that has entered into an Authorized Participant Agreement with the Distributor. An Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Cash Purchase Amount (defined below) and the Transaction Fee (as described in the section titled “Transaction Fees” below). The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Purchase Amount. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.
An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of the National Securities Clearing Corporation (“NSCC”) as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process.
An Authorized Participant may place an order to purchase or redeem Creation Units through the enhanced Continuous Net Settlement clearing processes of NSCC (the “Clearing Process”) or outside of the Clearing Process. For a purchase or redemption order involving a Creation Unit to be effectuated a Fund’s NAV on a particular day, it must be received in good order by the transfer agent by 2:30 p.m. Eastern Time or earlier if the relevant Exchange or any relevant bond market closes earlier than normal, such as the day before a holiday, whether transmitted by mail, through the transfer agent’s automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day's NAV per Share. All other procedures, which may change from time to time without notice at the discretion of the Trust or Rafferty, set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability of the Distributor or an Authorized Participant.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Cash Purchase Amount
Creation Units of each Fund will only be sold for cash in the amount equal to the aggregate NAV of the Shares being purchased, as next determined after a receipt of a request in proper form plus the transaction fee described below (the “Cash Purchase Amount”).

Purchases through the Clearing Process
To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through a Fund’s transfer agent to the NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to the NSCC, the Authorized Participant agrees to deliver the required Cash Purchase Amount, together with the Transaction Fee and such additional information as may be required by the transfer agent or the Distributor.
Purchases Outside the Clearing Process
An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of cash either through the Federal Reserve System (for cash and U.S. government securities) or directly through DTC. Purchases of Creation Units of a Fund settled outside the Clearing Process will be subject to a higher Transaction Fee than those settled through the Clearing Process. Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve System (for cash and U.S. government securities) by contacting the operations department of the broker or depository institution effectuating such transfer of the Cash Purchase Amount a Fund, together with the applicable Transaction Fee and such additional information as may be required by the transfer agent or the Distributor.
Rejection of Purchase Orders
The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) acceptance of the purchase transaction order would have certain adverse tax consequences to a Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian by 2:30 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty make it impractical to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy, internet and computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Rafferty, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Trust shall notify a prospective purchaser of its rejection of the order of such person. The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.
Redemption of Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
Creation Units of Shares are redeemed by or through an Authorized Participant. Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to redeem Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant. Under such circumstances, an investor may incur additional charges.
In certain instances, Authorized Participants may create and redeem Creation Unit of the same Fund on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.
With respect to the Funds, the redemption proceeds for a Creation Unit will consist only of cash in an amount equal to the aggregate NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

Suspension or Postponement of Right of Redemption
The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of a Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC, including for foreign holidays, as disclosed under Regular Foreign Holidays, below.
Placement of Redemption Orders Using Clearing Process
Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received in good order by the transfer agent by 2:30 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The Cash Redemption Amount, as applicable and at the discretion of Rafferty, will normally be transferred by the second Business Day following the date on which such request for redemption is deemed received in proper form.
Placement of Redemption Orders Outside the Clearing Process
Orders to redeem Creation Units outside the Clearing Process, including all cash-only redemptions, must be delivered through a DTC Participant that has executed the Authorized Participant Agreement . A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process must be an Authorized Participant, and such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC or the Federal Reserve System (for cash and U.S. government securities). A redemption order must be received in good order by the transfer agent by 2:30 p.m. Eastern Time, whether transmitted by mail, through the transfer agent's automated system, telephone, facsimile or other means permitted under the Authorized Participant Agreement, in order to receive that day’s NAV per Share. The order must be accompanied or preceded by the requisite number of Shares of the Funds specified in such order, which delivery must be made through DTC or the Federal Reserve System to the Trust by the second Business Day following such Transmittal Date and all other procedures set forth in the Authorized Participant Agreement must be properly followed.
After the transfer agent has deemed an order for redemption of a Fund’s shares outside the Clearing Process received, the transfer agent, the redeeming party will receive the Cash Redemption Amount by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the transfer agent. Due to the schedule of holidays in certain countries, however, the receipt of the Cash Redemption Amount may take longer than two Business Days following the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.
Cancellations
In the event an order is cancelled, the Authorized Participant will be responsible for reimbursing a Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day, with a newly determined Cash Purchase Amount or Cash Redemption Amount to reflect the next calculated NAV.
Continuous Offering
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available at the national securities exchange on which the Shares of such Fund trade upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.
Frequent Purchases and Redemptions
The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of each Fund’s shares because the Fund sells and redeems its shares at NAV only in Creation Units with Authorized Participants, and such direct trading between the Fund and Authorized Participants is critical to ensuring that the Fund’s shares trade in the market at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve a Fund directly and therefore does not cause a Fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, each Fund normally imposes a Transaction Fee on Creation Unit transactions, which is designed to offset transfer and other costs incurred by the Fund in connection with the issuance and redemption of Creation Units. The Fund also may employ fair valuation pricing to minimize potential dilution from market timing. Although each Fund reserves the right to reject any purchase orders, no Fund currently imposes any trading restrictions on frequent trading or actively monitor for trading abuses.
Transaction Fees
Transaction Fees payable to the Trust are normally imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee based upon the value of each Creation Unit may be applied to creations and/or redemptions, depending on whether market conditions are expected to impose additional costs on a Fund. The Transaction Fee applicable to the redemption of Creation Units will not exceed 2% of the value of the redemption proceeds.
Transaction fees are imposed as described below.
Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Purchases and Redemptions*
		In-Kind	Cash
	NSCC	Outside NSCC	Outside NSCC
Direxion Coffee Strategy ETF	N/A	N/A	$250	Up to 2.00%
Direxion Lumber Strategy ETF	N/A	N/A	$250	Up to 2.00%
Direxion Breakfast Commodities Strategy ETF	N/A	N/A	$250	Up to 2.00%
Direxion Copper Strategy ETF	N/A	N/A	$250	Up to 2.00%
Direxion Corn Strategy ETF	N/A	N/A	$250	Up to 2.00%
Direxion Soybeans Strategy ETF	N/A	N/A	$250	Up to 2.00%
*
As a percentage of the amount invested.
Dividends, Other Distributions and Taxes
The Tax Cuts and Jobs Act (the “Tax Act”) makes significant changes to the U.S. Federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are not permanent and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. While there are minor changes to the RIC rules, the Tax Act makes changes to the tax rules affecting shareholders and each Fund, including various investments that each Fund may make. Potential investors are urged to consult their own tax advisors for more detailed information.

Dividends and other Distributions
As stated in the Prospectus, each Fund declares and distributes dividends to its shareholders from its net investment income at least annually; for these purposes, net investment income includes dividends, accrued interest, and accretion of OID and market discount, less amortization of market premium and estimated expenses, and is calculated immediately prior to the determination of a Fund’s NAV per share. Each Fund also distributes the excess of its net short-term capital gain over net long-term capital loss (“short-term gain”), if any, annually but may make more frequent distributions thereof if necessary to avoid federal income or excise taxes. Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates making annual distributions thereof. The Trustees may revise this distribution policy, or postpone the payment of distributions, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.
Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).
Taxes
Regulated Investment Company Status. Each Fund is treated as a separate entity for federal tax purposes and intends to qualify for treatment as a RIC. If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income (generally consisting of net investment income, short-term gain, and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year.
To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least the sum of 90% of its investment company taxable income (“Distribution Requirement”) and 90% of its net exempt interest income and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from the following sources (collectively, “Qualifying Income”): (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”). The Internal Revenue Service (“Service”) has ruled that income from a derivative contract on a commodity index generally is not Qualifying Income.
Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so. The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy one or both of the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation a Fund uses, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Service, which might apply a different method resulting in disqualification of one or more funds.
If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 21%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”)) if certain holding period and other requirements are met) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment. However, the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”) provides certain savings provisions that enable a RIC to cure a failure to satisfy any of the Income and Diversification Requirements as long as the failure “is due to reasonable cause and not due to willful neglect” and the RIC pays a deductible tax calculated in accordance with those provisions and meets certain other requirements.
Excise Tax. Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities. Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.
Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.
Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests for a taxable year: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the maximum federal income tax rates applicable to QDI.
If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.
Each Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.
Derivatives Strategies. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as Qualifying Income. Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, seek to prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.
Some futures contracts, foreign currency contracts that are traded in the interbank market, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index)—except any “securities futures contract” that is not a “dealer securities futures contract” (both as defined in the Code) and any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement—in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”). Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.
Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest. That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrecognized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.
If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the option. If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.
If a Fund has an “appreciated financial position” - generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).
Income from Zero-Coupon and Payment-in-Kind Securities. A Fund may acquire zero-coupon or other securities (such as strips) issued with OID. As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities. With respect to “market discount bonds” (i.e., bonds purchased at a price less than their issue price plus the portion of OID previously accrued thereon), a Fund may elect to accrue and include in income each taxable year a portion of the bonds’ market discount. Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.
Income from REITs. A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP. A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.” The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries that are TMPs. Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.
The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocable to its shareholders that are disqualified organizations, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate. Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.
A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “who are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record” after “its” in clause (4)). The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from a REIT the excess inclusion income of which exceeded 3% of the REIT’s dividends. A Fund will not invest directly in REMIC residual interests, and does not intend to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.
Each Fund may invest in REITs. REIT dividends and capital gain distributions are generally effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Code generally allows individuals and certain other non-corporate entities a deduction for 20% of (1) qualified REIT dividends and (2) qualified publicly traded partnership income. Recently issued proposed regulations allow a RIC to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met. The Treasury Department has also announced that it is considering adopting regulations that would provide a similar pass-through of qualified publicly traded partnership income, but that pass-through is not currently available. As a result, an investor who investors directly in qualified publicly traded partnerships will be able to receive the benefit of the 20% deduction, which a shareholder in a Fund that invests in qualified publicly traded partnerships currently will not.
Taxation of Shareholders.
Basis Election and Reporting. A shareholder’s basis in Shares of a Fund that he or she acquires after December 31, 2011 (“Covered Shares”), will be determined in accordance with the Fund’s default method, which is average basis, unless the shareholder affirmatively elects in writing (which may be electronic) to use a different acceptable basis determination method, such as a specific identification method. The basis determination method a Fund shareholder elects (or the default method) may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.
In addition to the requirement to report the gross proceeds from redemptions of shares, each Fund (or its administrative agent) must report to the Service and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisers to decide the best Service-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.
Foreign Account Tax Compliance Act (“FATCA”). As mentioned in the Prospectus, under FATCA “foreign financial institutions” (“FFIs”) or “non-financial foreign entities” (“NFFEs”) that are Fund shareholders may be subject to a generally nonrefundable 30% withholding tax on income dividends. That withholding tax generally can be avoided, however, as discussed below.
An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the Service. Under such an agreement, a participating FFI agrees to (1) verify and document whether it has U.S. accountholders, (2) report certain information regarding their accounts to the Service, and (3) meet certain other specified requirements.
The U.S. Treasury has negotiated intergovernmental agreements (“IGAs”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA; entities in those countries may be required to comply with the terms of the IGA instead of Treasury regulations. An FFI resident in a country that has entered into a Model I IGA with the United States must report to that country’s government (pursuant to the terms of the applicable IGA and applicable law), which will, in turn, report to the Service. An FFI resident in a Model II IGA country generally must comply with U.S. regulatory requirements, with certain exceptions, including the treatment of recalcitrant accountholders. An FFI resident in one of those countries that complies with whichever of the foregoing applies will be exempt from FATCA withholding.
An NFFE that is the beneficial owner of a payment from a Fund can avoid FATCA withholding generally by certifying its status as such and, in certain circumstances that it does not have any substantial U.S. owners or by providing the name, address, and taxpayer identification number of each such owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the Service.
Those non-U.S. shareholders also may fall into certain exempt, excepted, or deemed compliant categories established by Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the tax certification rules to avoid backup withholding described above. Foreign investors are urged to consult their tax advisers regarding the application of these requirements to their own situation and the impact thereof on their investment in a Fund.
* * * * *
The foregoing is only a general summary of some of the important federal tax considerations generally affecting the Funds. No attempt is made to present a complete explanation of the federal tax treatment of the Funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.
For federal income tax purposes, a Fund is generally permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during its taxable years following the year of the loss. The carryforward of capital losses realized in taxable years beginning prior to December 23, 2010, however, is limited to an eight-year period following the year of realization. Thereafter, capital losses carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. A Fund must use losses that do not expire before it uses losses that do expire and a Fund’s ability to utilize capital losses in a given year or in total may be limited. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and as noted above, would not be distributed as such to shareholders.
Capital Loss Carryforwards. Pursuant to the Regulated Investment Company Modernization Act of 2010, capital losses sustained in future taxable years will not expire and may be carried over without limitation.
Financial Statements
Because the Funds had not commenced operations prior to the date of this SAI, no financial statements are available for the Funds.

APPENDIX A
Description of Corporate Bond Ratings
Moody’s Investors Service and S&P Global Ratings are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus and this SAI.
Moody’s Investors Service – Global Long-Term Ratings
Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non- standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody’s Investors Service – National Scale Long-Term Ratings
Moody’s long-term National Scale Ratings (NSRs) are opinions of the relative creditworthiness of issuers and financial obligations within a particular country. NSRs are not designed to be compared among countries; rather, they address relative credit risk within a given country. Moody’s assigns national scale ratings in certain local capital markets in which investors have found the global rating scale provides inadequate differentiation among credits or is inconsistent with a rating scale already in common use in the country. In each specific country, the last two characters of the rating indicate the country in which the issuer is located (e.g., Aaa.br for Brazil).
Aaa.n: Issuers or issues rated Aaa.n demonstrate the strongest creditworthiness relative to other domestic issuers and issuances.
Aa.n: Issuers or issues rated Aa.n demonstrate very strong creditworthiness relative to other domestic issuers and issuances.
A.n: Issuers or issues rated A.n present above-average creditworthiness relative to other domestic issuers and issuances.
Baa.n: Issuers or issues rated Baa.n represent average creditworthiness relative to other domestic issuers and issuances.
Ba.n: Issuers or issues rated Ba.n demonstrate below-average creditworthiness relative to other domestic issuers and issuances.
B.n: Issuers or issues rated B.n demonstrate weak creditworthiness relative to other domestic issuers and issuances.

Caa.n: Issuers or issues rated Caa.n demonstrate very weak creditworthiness relative to other domestic issuers and issuances.
Ca.n: Issuers or issues rated Ca.n demonstrate extremely weak creditworthiness relative to other domestic issuers and issuances.
C.n: Issuers or issues rated C.n demonstrate the weakest creditworthiness relative to other domestic issuers and issuances.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. National scale long-term ratings of D.ar and E.ar may also be applied to Argentine obligations.
S&P Global Ratings – Long-Term Issue Credit Ratings*
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings' view of the obligor's capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on S&P Global Ratings' analysis of the following considerations:
•
The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•
The nature and provisions of the financial obligation, and the promise we impute; and
•
The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
An issue rating is an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.
*Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. NR indicates that a rating has not been assigned or is no longer assigned.
Moody’s Investors Service – Municipal Short Term Debt and Demand Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.
We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
We typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.
S&P Global Ratings – Municipal Short-Term Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings analysis will review the following considerations:
•
Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•
Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.

D: 'D' is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Moody’s Investors Service – Global Short Term Rating Scale
Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
P-1: Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.
P-2: Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.
P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P Global Ratings –Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example, due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').

DIREXION SHARES ETF TRUST
PART C
OTHER INFORMATION
Item 28. Exhibits
(a)	(i)
Certificate of Trust dated April 23, 2008 is herein incorporated by reference from the Direxion
Shares ETF Trust’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on April 30, 2008.

	(ii)	Trust Instrument is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.
(b)
Amended and Restated By-Laws dated February 14, 2019 is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 26, 2019.

(c)		Shareholders’ Rights are contained in Articles IV, V, VI, IX, and X of the Trust’s Trust Instrument and Articles V, VI, VII, VIII and IX of the Trust’s By-Laws.
(d)	(A)
Amended and Restated Investment Advisory Agreement between the Trust and Rafferty Asset
Management, LLC (“RAM”) dated August 13, 2008, amended and restated May 19, 2020 is herein incorporated by reference from Post-Effective Amendment No. 269 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on May 27, 2020.

(B)
Amended Schedule A to the Investment Advisory Agreement between the Trust and RAM is herein incorporated by reference from Post-Effective Amendment No. 329 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on February 25, 2022.

(e)	(i)(A)
Distribution Agreement between the Trust and Foreside Fund Services, LLC (“Foreside”) dated
March 31, 2009 is herein incorporated by reference from the Post-Effective Amendment No. 171 to the Trust’s Registration Statement filed on Form N-1A with the SEC on October 19, 2016.

(i)(B)
Amended Appendix A to the Distribution Agreement is herein incorporated by reference from Post-
Effective Amendment No. 329 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 25, 2022.

(ii)
Form of Authorized Participant Agreement is herein incorporated by reference from the Pre-
Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.

(f)		Bonus, profit sharing contracts – None.
(g)	(i)(A)
Form of Custody Agreement between the Trust and The Bank of New York (“BONY”) is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on August 20, 2008.

(i)(B)
Amended Schedule II to the Custody Agreement is herein incorporated by reference from the Post-
Effective Amendment No. 331 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 6, 2022.

	(ii)	Foreign Custody Manager Agreement is herein incorporated by reference from the Post-Effective Amendment No. 292 to the Trust’s Registration Statement filed on Form N-1A with the SEC on March 23, 2021.
(h)	(i)(A)
Form of Transfer Agency and Service Agreement between the Trust and BONY is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on August 20, 2008.

(i)(B)
Amended Appendix I to the Transfer Agency and Service Agreement is herein incorporated by reference from the Post-Effective Amendment No. 331 to the Trust’s Registration Statement filed on
Form N-1A with the SEC on April 6, 2022.

(ii)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 89 to the Trust’s
Registration Statement filed on Form N-1A with the SEC on September 16, 2013.

(iii)
Fund Administration Servicing Agreement between the Trust and U. S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Trust’s
Registration Statement filed on Form N-1A with the SEC on November 30, 2012.

(iv)(A)
Fund Accounting Agreement between the Trust and BONY is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Trust’s Registration Statement filed on Form N-1A with the SEC on November 30, 2012.

(iv)(B)
Amended Exhibit A to the Fund Accounting Agreement between the Trust and BONY is herein incorporated by reference from the Post-Effective Amendment No. 331 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on April 6, 2022.

(v)(A)
Advisory Fee Waiver Agreement between the Trust and RAM is herein incorporated by reference from the Post-Effective Amendment No. 69 to the Trust’s Registration Statement filed on Form N-1A with the SEC on June 13, 2012.

(v)(B)
Amended Schedule A to the Advisory Fee Waiver Agreement between the Trust and RAM is herein incorporated by reference from Post-Effective Amendment No. 329 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on February 25, 2022.

(vi)(A)
Fourth Amended and Restated Operating Expense Limitation Agreement between the Trust and
RAM is herein incorporated by reference from the Post-Effective Amendment No. 243 to the Trust’s
Registration Statement filed on Form N-1A with the SEC on June 10, 2019.

(vi)(B)
Amended Appendix A to the Fourth Amended and Restated Operating Expense Limitation
Agreement between the Trust and RAM is herein incorporated by reference from Post-Effective
Amendment No. 329 to the Trust’s Registration Statement filed on Form N-1A with the SEC on
February 25, 2022.

(vii)(A)
Management Services Agreement between the Trust and RAM is herein incorporated by reference from the Post-Effective Amendment No. 155 to the Trust’s Registration Statement filed on Form N-
1A with the SEC on December 18, 2015.

(vii)(B)
Amended Schedule A to the Management Services Agreement between the Trust and RAM is herein incorporated by reference from Post-Effective Amendment No. 329 to the Trust’s
Registration Statement filed on Form N-1A with the SEC on February 25, 2022.

(vii)(C)
Amended Schedule B to the Management Services Agreement between the Trust and RAM is herein incorporated by reference from the Post-Effective Amendment No. 299 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on June 7, 2021.

(viii)(A)
Operating Services Agreement between the Trust and RAM is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement filed on Form N-
1A with the SEC on September 6, 2019.

(viii)(B)
Amended Schedule A to the Operating Services Agreement between the Trust and RAM is herein incorporated by reference from Post-Effective Amendment No. 329 to the Trust’s Registration
Statement filed on Form N-1A with the SEC on February 25, 2022.

(ix)
Form of Fund of Funds Investment Agreement is herein incorporated by reference from Post-
Effective Amendment No. 329 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 25, 2022.

(i)		Opinion and consent of counsel – filed herewith.
(j)	(i)
Powers of Attorney and Certified Resolutions is herein incorporated by reference from the Post-
Effective Amendment No. 290 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 25, 2021.

(ii)
Powers of Attorney and Certified Resolutions is herein incorporated by reference from the Post-
Effective Amendment No. 321 to the Trust’s Registration Statement filed on Form N-1A with the SEC on December 2, 2021.

(iii)
Powers of Attorney and Certified Resolutions is herein incorporated by reference from the Post-
Effective Amendment No. 331 to the Trust’s Registration Statement filed on Form N-1A with the SEC on April 6, 2022.

(k)		Financial Statements omitted from prospectus – None.

(l)	Initial Capital Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.
(m) (i)(A)	Rule 12b-1 Distribution Plan is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement filed on Form N-1A with the SEC on August 20, 2008.
(i)(B)
Amended Appendix A to the Rule 12b-1 Distribution Plan is herein incorporated by reference from
Post-Effective Amendment No. 329 to the Trust’s Registration Statement filed on Form N-1A with the SEC on February 25, 2022.

(n)	Rule 18f-3 Plan – None.
(o)	Reserved.
(p)
Code of Ethics for the Direxion Shares ETF Trust, Direxion Funds, Direxion Insurance Trust, and
Rafferty Asset Management, LLC is herein incorporated by reference from the Post-Effective
Amendment No. 321 to the Trust’s Registration Statement filed on Form N-1A with the SEC on
December 2, 2021.

101.INS	XBRL Instance
101.SCH	XBRL Taxonomy Extension Schema
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase
Item 29. Persons Controlled by or Under Common Control with Registrant
Immediately prior to the public offering of the Registrant’s shares for each series, the following persons may be deemed individually to control the Funds or the Trust:
Rafferty Asset Management, LLC will be the sole shareholder immediately prior to the public offering of the Funds.
Item 30. Indemnification
Article IX of the Trust Instrument of the Registrant provides as follows:
Section 1. LIMITATION OF LIABILITY. All persons contracting with, or having any claim against, the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series may contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Section 2. INDEMNIFICATION.
(a)
Subject to the exceptions and limitations contained in subsection (b) below:
(i)
every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.
(ii)
as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)
No indemnification shall be provided hereunder to a Covered Person:

(i)
who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or
(ii)
in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).
(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.
(d)
To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.
(e)
Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
Section 3. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him or her for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.
Article IX, Section 3 of the By-laws of the Registrant provides as follows:
Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.
Section 7 of the Investment Advisory Agreement provides as follows:
The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Adviser, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Adviser even though paid by it.
Section 6 of the Distribution Agreement provides as follows:
(a)
The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Investment Adviser or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and Product Description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law, (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement or (iii) the Trust's failure to comply in any material respect with applicable securities laws.
The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or Product Description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).
Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.
(b)
The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees, (ii) the breach of any obligation, representation or warranty pursuant to this Agreement by the Distributor, (iii) the Distributor's failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations, or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor, it being understood that the Trust will rely upon certain information provided by the Distributor for use in the preparation of the Registration Statement, Prospectus, Statement of Additional Information, Product Description, shareholder reports or other information relating to the Funds or made public by the Trust.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).
Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.
(c)
No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without the prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.
Section 13 of the Authorized Participant Agreement provides as follows:
(a)
The Participant hereby agrees to indemnify and hold harmless the Distributor, the Funds, the Index Receipt Agent, their respective subsidiaries, affiliates, directors, officers, employees, and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”), from and against any loss, liability, cost, or expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of this Agreement; (ii) any failure on the part of the Participant to perform any of its obligations set forth in this Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with the Fund Documents, AP Handbook or Annex II (as each may be amended from time to time) reasonably believed by the Distributor and/or the Index Receipt Agent to be genuine and to have been given by the Participant; or (v) the Participant’s failure to complete a Purchase Order or Redemption Order that has been accepted. The Participant understands and agrees that the Funds as third party beneficiaries to this Agreement are entitled to proceed directly against the Participant in the event that the Participant fails to honor any of its obligations under this Agreement that benefit the Fund. The Distributor shall not be liable to the Participant for any damages arising out of mistakes or errors in data provided to the Distributor, or out of interruptions or delays of communications with the Indemnified Parties who are service providers to the Fund, nor is the Distributor liable for any action, representation, or solicitation made by the wholesalers of the Fund.
(b)
The Distributor hereby agrees to indemnify and hold harmless the Participant and the Index Receipt Agent, their respective subsidiaries, affiliates, directors, officers, employees, and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”), from and against any loss, liability, cost, or expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Distributor of any provision of this Agreement; (ii) any failure on the part of the Distributor to perform any of its obligations set forth in this Agreement; (iii) any failure by the Distributor to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any representations made in accordance with the Fund Documents and AP Handbook (as e ach may be amended from time to time) reasonably believed by the Participant to be genuine and to have been given by the Distributor. The Participant shall not be liable to the Distributor for any damages arising out of mistakes or errors in data provided to the Participant, or out of interruptions or delays of communications with the Indemnified Parties who are service providers to the Fund, nor is the Participant liable for any action, representation, or solicitation made by the wholesalers of the Fund.

(c)
The Funds, the Distributor, the Index Receipt Agent, or any person who controls such persons within the meaning of Section 15 of the 1933 Act, shall not be liable to the Participant for any damages arising from any differences in performance between the Deposit Securities in a Fund Deposit and the Fund’s benchmark index.
The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
Rafferty Asset Management, LLC (“Rafferty”) provides investment advisory services to certain series of the Trust. Rafferty was organized as a New York limited liability corporation in June 1997.
Rafferty’s offices are located at 1301 Avenue of the Americas (6th Avenue), 28th Floor, New York, New York 10019. Information as to the directors and officers of Rafferty is included in its current Form ADV filed with the SEC (File No. 801-54679).
Item 32. Principal Underwriter
(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: ABS Long/Short Strategies Fund, Absolute Shares Trust, Adaptive Core ETF, Series of Collaborative Investment Series Trust, AdvisorShares Trust, AFA Multi-Manager Credit Fund, AGF Investments Trust, AIM ETF Products Trust, Alexis Practical Tactical ETF, Series of Listed Funds Trust, AlphaCentric Prime Meridian Income Fund, American Century ETF Trust, American Customer Satisfaction ETF, Series of ETF Series Solutions, Amplify ETF Trust, Applied Finance Core Fund, Series of World Funds Trust, Applied Finance Explorer Fund, Series of World Funds Trust, Applied Finance Select Fund, Series of World Funds Trust, ARK ETF Trust, ASYMmetric ETFs Trust, Bluestone Community Development Fund, Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust, Bridgeway Funds, Inc., Brinker Capital Destinations Trust, Brookfield Real Assets Income Fund Inc., Cabot Equity Growth ETF, Series of Listed Funds Trust, Calamos Convertible and High Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, Calamos Strategic Total Return Fund, Carlyle Tactical Private Credit Fund, Cboe Vest Bitcoin Managed Volatility Fund, Series of World Funds Trust, CBOE Vest S&P 500® Buffer Strategy Fund, Series of World Funds Trust, Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust, Cboe Vest S&P 500® Enhanced Growth Strategy Fund, Series of World Funds Trust, Center Coast Brookfield MLP & Energy Infrastructure Fund, Changebridge Capital Long/Short ETF, Series of Listed Funds Trust, Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust, Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust, Clifford Capital Partners Fund, Series of World Funds Trust, Cliffwater Corporate Lending Fund, Cliffwater Enhanced Lending Fund, Cohen & Steers Infrastructure Fund, Inc., CornerCap Group of Funds, CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers, Curasset Capital Management Core Bond Fund, Series of World Funds Trust, Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust, Davis Fundamental ETF Trust, Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions, Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions, Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions, Defiance Next Gen Big Data ETF, Series of ETF Series Solutions, Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions, Defiance Next Gen H2 ETF, Series of ETF Series Solutions, Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions, Defiance Quantum ETF, Series of ETF Series Solutions, Direxion Shares ETF Trust, DoubleLine Opportunistic Credit Fund, DoubleLine Yield Opportunities Fund, Eaton Vance NextShares Trust, Eaton Vance NextShares Trust II, EIP Investment Trust, Ellington Income Opportunities Fund, Esoterica Thematic ETF Trust, ETF Opportunities Trust, Evanston Alternative Opportunities Fund, Exchange Listed Funds Trust, Fat Tail Risk ETF, Series of Collaborative Investment Series Trust, Fiera Capital Series Trust, FlexShares Trust, FOMO ETF, Series of Collaborative Investment Series Trust, Forum Funds, Forum Funds II, Friess Brandywine Blue Fund, Series of Managed Portfolio Series, Friess Brandywine Fund, Series of Managed Portfolio Series, Friess Small Cap Growth Fund, Series of Managed Portfolio Series, Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust, Grizzle Growth ETF, Series of Listed Funds Trust, Guinness Atkinson Funds, Harbor ETF Trust, Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust, Infusive US Trust, Innovator ETFs Trust, Ironwood Institutional Multi-Strategy Fund LLC, Ironwood Multi-Strategy Fund LLC, John Hancock Exchange-Traded Fund

Trust, Kelly Strategic ETF Trust, Mairs & Power Funds Trust, Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers, Manor Investment Funds, Milliman Variable Insurance Trust, Mindful Conservative ETF, Series of Collaborative Investment Series Trust, Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV, Mohr Growth ETF, Series of Collaborative Investment Series Trust, Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust, Morningstar Funds Trust, OSI ETF Trust, OTG Latin American Fund, Series of World Funds Trust, Overlay Shares Core Bond ETF, Series of Listed Funds Trust, Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust, Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust, Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust, Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust, Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust, Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust, Palmer Square Opportunistic Income Fund, Partners Group Private Income Opportunities, LLC, PENN Capital Funds Trust, Performance Trust Mutual Funds, Series of Trust for Professional Managers, Perkins Discovery Fund, Series of World Funds Trust, Philotimo Focused Growth and Income Fund, Series of World Funds Trust, Plan Investment Fund, Inc., PMC Funds, Series of Trust for Professional Managers, Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions, Putnam ETF Trust, Quaker Investment Trust, Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust, Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust, Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust, REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust, Renaissance Capital Greenwich Funds, Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust, Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions, RiverNorth Volition America Patriot ETF, Series of Listed Funds Trust, RMB Investors Trust, Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust, Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust, Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust, Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust, Roundhill MEME ETF, Series of Listed Funds Trust, Roundhill MVP ETF, Series of Listed Funds Trust, Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust, Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust, Rule One Fund, Series of World Funds Trust, Salient MF Trust, Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust, Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust, Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust, SHP ETF Trust, SIM Global Managed Accumulation Fund, Series of World Funds Trust, SIM Income Fund, Series of World Funds Trust, SIM U.S. Managed Accumulation Fund, Series of World Funds Trust, Six Circles Trust, Sound Shore Fund, Inc., Spear Alpha ETF, Series of Listed Funds Trust, Strategy Shares, Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust, Syntax ETF Trust, The B.A.D. ETF, Series of Listed Funds Trust, The Chartwell Funds, The Community Development Fund, The De-SPAC ETF, Series of Collaborative Investment Series Trust, The Finite Solar Finance Fund, The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust, The Private Shares Fund (f/k/a SharesPost 100 Fund), The Short De-SPAC ETF, Series of Collaborative Investment Series Trust, The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust, Third Avenue Trust, Third Avenue Variable Series Trust, Tidal ETF Trust, TIFF Investment Program, Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan, Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan, Timothy Plan International ETF, Series of The Timothy Plan, Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan, Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan, Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan, Transamerica ETF Trust, TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust, TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust, TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (May) ETF, Listed Funds Trust, TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust, TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust, Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust, Union Street Partners Value Fund, Series of World Funds Trust, U.S. Global Investors Funds, Variant Alternative Income Fund, VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II, VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II, VictoryShares Protect America ETF, Series of Victory Portfolios II, VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II, VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II, VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II, VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II, VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II, VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II, VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II, VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II, VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II, West Loop Realty

Fund, Series of Investment Managers Series Trust, WisdomTree Trust, WST Investment Trust, and the XAI Octagon Floating Rate & Alternative Income Term Trust. (b) The following table identifies the officers of Foreside and their positions, if any, with the Registrant. The business address of each of these individuals is also indicated below.
Name	Business Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, Maine 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, Maine 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, Maine 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, Maine 04101	Secretary	None
(c) Not applicable.
Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, (the “1940 Act”) are maintained in the physical possession of the Direxion Shares ETF Trust’s investment adviser, subadviser, administrator, custodian, subcustodian, or transfer agent.
Item 34. Management Services
Not applicable.
Item 35. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 335 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 335 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 20, 2022.
DIREXION SHARES ETF TRUST
By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 335 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ Daniel D. O’Neill*	Chairman of the Board	April 20, 2022
Daniel D. O’Neill
/s/ Angela Brickl	Trustee	April 20, 2022
Angela Brickl
/s/ Jacob C. Gaffey*	Trustee	April 20, 2022
Jacob C. Gaffey
/s/ David L. Driscoll*	Trustee	April 20, 2022
David L. Driscoll
/s/ Henry W. Mulholland*	Trustee	April 20, 2022
Henry W. Mulholland
/s/ Kathleen M. Berkery*	Trustee	April 20, 2022
Kathleen M. Berkery
/s/ Mary Jo Collins*	Trustee	April 20, 2022
Mary Jo Collins
/s/ Carlyle Peake*	Trustee	April 20, 2022
Carlyle Peake
/s/ Patrick J. Rudnick*	Principal Executive Officer	April 20, 2022
Patrick J. Rudnick
/s/ Corey Noltner*	Principal Financial Officer	April 20, 2022
Corey Noltner
*By: /s/ Angela Brickl
Attorney-In-Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment No. 290 to the Trust’s Registration Statement filed with the SEC on February 25, 2021, with Post-Effective Amendment No. 321 to the Trust’s Registration Statement filed with the SEC on December 2, 2021, and with Post-Effective Amendment No. 331 to the Trust’s Registration Statement filed with the SEC on April 6, 2022.